As filed with the Securities and Exchange Commission on February 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10267

GPS Funds I

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments.

GuideMarkSM Large Cap Growth Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 99.77%
	Aerospace & Defense - 2.63%
32,444	Boeing Co.	$2,379,767
41,737	Honeywell International, Inc.	2,268,406

		4,648,173

	Beverages - 1.17%
29,709	The Coca-Cola Company	2,078,739

	Biotechnology - 2.18%
51,987	Amgen, Inc.	3,338,085
12,706	Gilead Sciences, Inc. (a)	520,057

		3,858,142

	Chemicals - 0.36%
4,338	CF Industries Holdings, Inc.	628,923

	Communications Equipment - 7.62%
510,583	Cisco Systems, Inc.	9,231,341
6,271	F5 Networks, Inc. (a)	665,478
48,164	Qualcomm, Inc.	2,634,571
40,035	Riverbed Technology, Inc. (a)	940,822

		13,472,212

	Computers & Peripherals - 17.82%
27,239	Apple, Inc. (a)	11,031,795
105,386	Dell, Inc. (a)	1,541,797
252,513	EMC Corp. (a)	5,439,130
44,962	International Business Machines Corp.	8,267,612
56,921	NetApp, Inc. (a)	2,064,525
139,025	QLogic Corp. (a)	2,085,375
22,104	Sandisk Corp. (a)	1,087,738

		31,517,972

	Consumer Finance - 0.83%
31,047	American Express Co.	1,464,487

	Diversified Consumer Services - 1.35%
44,241	Apollo Group, Inc. (a)	2,383,263

	Energy Equipment & Services - 4.21%
8,971	Baker Hughes, Inc.	436,349
21,705	Cameron International Corp. (a)	1,067,669
13,750	Core Laboratories NV (b)	1,566,812

35,842	Diamond Offshore Drilling, Inc. (b)	1,980,629
10,908	National-Oilwell Varco, Inc.	741,635
35,920	Oceaneering International, Inc.	1,656,990

		7,450,084

	Food & Staples Retailing - 0.75%
15,903	Costco Wholesale Corp.	1,325,038

	Health Care Equipment & Supplies - 2.31%
7,891	Edwards Lifesciences Corp. (a)	557,894
82,759	Hologic, Inc. (a)	1,449,110
4,487	Intuitive Surgical, Inc. (a)	2,077,526

		4,084,530

	Health Care Providers & Services - 3.19%
28,726	AmerisourceBergen Corp.	1,068,320
25,615	Cardinal Health, Inc.	1,040,225
69,667	UnitedHealth Group, Inc.	3,530,724

		5,639,269

	Hotels, Restaurants & Leisure - 1.07%
41,121	Starbucks Corp.	1,891,977

	Industrial Conglomerates - 2.03%
133,577	General Electric Co.	2,392,364
25,758	Tyco International Ltd. - ADR	1,203,156

		3,595,520

	Internet & Catalog Retail - 1.36%
7,025	Amazon.com, Inc. (a)	1,216,028
2,550	Priceline.com, Inc. (a)	1,192,660

		2,408,688

	Internet Software & Services - 5.14%
86,309	eBay, Inc. (a)	2,617,752
5,819	Google, Inc. (a)	3,758,492
63,733	IAC/InterActiveCorp (a)	2,715,026

		9,091,270

	IT Services - 0.21%
5,807	Cognizant Technology Solutions Corp. (a)	373,448

	Life Sciences Tools & Services - 2.35%
56,389	Bruker Corp. (a)	700,351
18,057	Life Technologies Corp. (a)	702,598
37,248	Waters Corp. (a)	2,758,215

		4,161,164

	Machinery - 5.31%
39,743	Caterpillar, Inc.	3,600,716
9,744	Cummins, Inc.	857,667
17,589	Dover Corp.	1,021,041

20,547	Joy Global, Inc.	1,540,409
31,128	Parker Hannifin Corp.	2,373,510

		9,393,343

	Media - 3.41%
25,913	DIRECTV (a)	1,108,040
92,567	News Corp.	1,651,395
56,079	Omnicom Group, Inc.	2,500,002
423,130	Sirius XM Radio, Inc. (a)(b)	770,097

		6,029,534

	Metals & Mining - 2.56%
16,957	Cliffs Natural Resources, Inc.	1,057,269
32,663	Freeport-McMoran Copper & Gold, Inc.	1,201,672
16,446	Rio Tinto Plc - ADR	804,538
24,559	Teck Resources Ltd.	864,231
10,041	Walter Energy, Inc.	608,083

		4,535,793

	Oil & Gas - 6.98%
13,346	Anadarko Petroleum Corp.	1,018,700
26,272	Canadian Natural Resource Ltd. - ADR	981,785
72,507	Exxon Mobil Corp.	6,145,693
26,250	Occidental Petroleum Corp.	2,459,625
82,771	Valero Energy Corp.	1,742,330

		12,348,133

	Pharmaceuticals - 1.17%
36,847	Abbott Laboratories	2,071,907

	Semiconductor & Semiconductor Equipment - 5.67%
148,024	Altera Corp.	5,491,691
47,690	Analog Devices, Inc.	1,706,348
91,525	Intersil Corp.	955,521
58,455	Xilinx, Inc.	1,874,067

		10,027,627

	Software - 9.60%
39,428	Autodesk, Inc. (a)	1,195,851
17,020	BMC Software, Inc. (a)	557,916
31,526	Check Point Software Technologies Ltd. - ADR (a)	1,656,376
15,479	Citrix Systems, Inc. (a)	939,885
260,602	Microsoft Corp.	6,765,228
183,413	Oracle Corp.	4,704,543
19,834	Red Hat, Inc. (a)	818,946
22,034	Symantec Corp. (a)	344,832

		16,983,577

	Specialty Retail - 4.76%
14,234	Bed Bath & Beyond, Inc. (a)	825,145
26,559	Lowe’s Companies, Inc.	674,067
22,556	PetSmart, Inc.	1,156,897
44,676	Ross Stores, Inc.	2,123,450
11,024	Sherwin Williams Co.	984,113
22,894	The Buckle, Inc. (b)	935,678
26,535	The TJX Companies, Inc.	1,712,834

		8,412,184

	Textiles, Apparel & Luxury Goods - 2.11%
28,441	Coach, Inc.	1,736,038
9,112	Deckers Outdoor Corp. (a)	688,594
6,398	Lululemon Athletica, Inc. (a)	298,531
7,265	Polo Ralph Lauren Corp.	1,003,151

		3,726,314

	Tobacco - 1.62%
36,522	Philip Morris International, Inc.	2,866,247

	Total Common Stocks (Cost $161,037,262)	176,467,558

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.59%
	Money Market Funds - 2.52%
4,459,944	First American Government Obligations Fund Effective Yield, 0.00%	4,459,944
20,508	Reserve Primary Fund (c)	792

	Total Money Market Funds (Cost $4,477,636)	4,460,736

Principal Amount

	Cash - 0.07%
$116,212	Cash	116,212

	Total Cash (Cost $116,212)	116,212

	Total Investments Purchased as Securities Lending Collateral (Cost $4,593,848)	4,576,948

	Total Investments (Cost $165,631,110) - 102.36%	181,044,506
	Other Assets in Excess of Liabilities - (2.36)%	(4,166,212)

	TOTAL NET ASSETS - 100.00%	$176,878,294

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of December 31, 2011, the Fund has fair valued this security and deemed it illiquid. The value of this security was $792, which represents 0.00% of total net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$165,631,110

Gross unrealized appreciation	24,347,404
Gross unrealized depreciation	(8,934,008)

Net unrealized appreciation	$15,413,396

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

GuideMarkSM Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$176,467,558	$-	$-	$176,467,558

Short Term Investments	-	-	-	-
Investments Purchased as Securities Lending Collateral	4,576,156	-	792	4,576,948

Total Investments in Securities	$181,043,714	$-	$792	$181,044,506

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments Purchased as Securities Lending Collateral

Balance as of March 31, 2011	$365
Accrued discounts/(amortization of premiums), net	-
Realized loss	-
Change in unrealized appreciation	427
Net sales	-
Transfers in and/or (out) of Level 3	-

Balance as of December 31, 2011	$792

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2011.	$427

GuideMarkSM Large Cap Value Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 96.18%
	Aerospace & Defense - 4.30%
29,900	Exelis, Inc.	$270,595
43,500	Honeywell International, Inc.	2,364,225
45,100	L-3 Communications Holdings, Inc.	3,007,268
48,000	Raytheon Co.	2,322,240

		7,964,328

	Building Products - 0.93%
164,700	Masco Corp.	1,726,056

	Capital Markets - 1.77%
33,000	Ameriprise Financial, Inc.	1,638,120
40,800	State Street Corp.	1,644,648

		3,282,768

	Commercial Banks - 4.49%
176,300	Fifth Third Bancorp	2,242,536
65,300	PNC Financial Services Group, Inc.	3,765,851
83,600	Wells Fargo & Co.	2,304,016

		8,312,403

	Computers & Peripherals - 1.46%
14,700	International Business Machines Corp.	2,703,036

	Consumer Finance - 8.05%
58,200	American Express Co.	2,745,294
124,000	Capital One Financial Corp.	5,243,960
115,400	Discover Financial Services	2,769,600
310,100	SLM Corp.	4,155,340

		14,914,194

	Containers & Packaging - 0.97%
54,500	Sonoco Products Co.	1,796,320

	Diversified Financial Services - 2.76%
179,800	Bank of America Corp.	999,688
68,580	Citigroup, Inc.	1,804,340
69,600	JPMorgan Chase & Co.	2,314,200

		5,118,228

	Diversified Telecommunication Services - 2.16%
90,000	AT&T, Inc.	2,721,600
31,700	Verizon Communications, Inc.	1,271,804

		3,993,404

	Electric Utilities - 0.98%
37,500	Pinnacle West Capital Corp.	1,806,750

	Electrical Equipment - 0.77%
30,500	Emerson Electric Co.	1,420,995

	Electronic Equipment & Instruments - 1.79%
73,800	Corning, Inc.	957,924
99,000	Molex, Inc. (a)	2,362,140

		3,320,064

	Energy Equipment & Services - 1.31%
73,100	Seadrill Ltd. (a)	2,425,458

	Food & Staples Retailing - 2.74%
73,800	CVS Caremark Corp.	3,009,564
62,600	Walgreen Co.	2,069,556

		5,079,120

	Gas Utilities - 0.69%
14,800	Oneok, Inc.	1,283,012

	Health Care Equipment & Supplies - 2.75%
40,900	Baxter International, Inc.	2,023,732
80,000	Medtronic, Inc.	3,060,000

		5,083,732

	Health Care Providers & Services - 8.35%
48,700	Cardinal Health, Inc.	1,977,707
45,200	CIGNA Corp.	1,898,400
83,600	Coventry Health Care, Inc. (b)	2,538,932
75,900	Omnicare, Inc.	2,614,755
68,500	UnitedHealth Group, Inc.	3,471,580
44,800	Wellpoint, Inc.	2,968,000

		15,469,374

	Hotels, Restaurants & Leisure - 3.92%
86,600	Carnival Corp. - ADR	2,826,624
151,300	International Game Technology	2,602,360
73,700	Royal Caribbean Cruises Ltd.	1,825,549

		7,254,533

	Household Durables - 3.10%
84,900	Stanley Black & Decker, Inc.	5,739,240

	Industrial Conglomerates - 1.79%
128,300	General Electric Co.	2,297,853
21,800	Tyco International Ltd. - ADR	1,018,278

		3,316,131

	Insurance - 3.70%
20,200	Chubb Corp.	1,398,244
18,400	Travelers Companies, Inc.	1,088,728
64,700	Willis Group Holdings Plc	2,510,360
93,500	XL Group Plc	1,848,495

		6,845,827

	IT Services - 0.86%
87,300	The Western Union Co.	1,594,098

	Machinery - 3.81%
44,500	Eaton Corp.	1,937,085
55,400	Illinois Tool Works, Inc.	2,587,734
14,950	ITT Corp.	288,983
24,300	SPX Corp.	1,464,561
29,900	Xylem, Inc.	768,131

		7,046,494

	Multiline Retail - 0.80%
28,800	Target Corp.	1,475,136

	Multi-Utilities - 2.12%
98,500	CenterPoint Energy, Inc.	1,978,865
70,600	Xcel Energy, Inc.	1,951,384

		3,930,249

	Office Electronics - 0.82%
190,300	Xerox Corp.	1,514,788

	Oil & Gas - 10.42%
79,700	BP Plc - ADR	3,406,378
16,200	Chevron Corp.	1,723,680
42,500	ConocoPhillips	3,096,975
71,000	Marathon Oil Corp.	2,078,170
30,500	Murphy Oil Corp.	1,700,070
33,900	Occidental Petroleum Corp.	3,176,430
22,300	Royal Dutch Shell Plc - ADR	1,629,907
80,900	Spectra Energy Corp.	2,487,675

		19,299,285

	Pharmaceuticals - 4.70%
48,700	Johnson & Johnson	3,193,746
155,100	Pfizer, Inc.	3,356,364
32,300	Sanofi Aventis - ADR	1,180,242
23,900	Teva Pharmaceutical Industries Ltd. - ADR	964,604

		8,694,956

	Professional Services - 0.62%
15,400	The Dun & Bradstreet Corp.	1,152,382

	Semiconductor & Semiconductor Equipment - 3.15%
95,100	Applied Materials, Inc.	1,018,521
62,700	Microchip Technology, Inc. (a)	2,296,701
86,700	Texas Instruments, Inc.	2,523,837

		5,839,059

	Software - 1.31%
93,700	Microsoft Corp.	2,432,452

	Specialty Retail - 0.74%
36,900	Rent-A-Center, Inc.	1,365,300

	Textiles, Apparel & Luxury Goods - 0.84%
71,000	Hanesbrands, Inc. (b)	1,552,060

	Thrifts & Mortgage Finance - 0.87%
130,500	New York Community Bancorp, Inc.	1,614,285

	Tobacco - 5.47%
64,500	Altria Group, Inc.	1,912,425
20,000	Lorillard, Inc.	2,280,000
47,700	Philip Morris International, Inc.	3,743,496
52,700	Reynolds American, Inc.	2,182,834

		10,118,755

	Wireless Telecommunication Services - 0.87%
57,500	Vodafone Group Plc - ADR	1,611,725

	Total Common Stocks (Cost $173,607,592)	178,095,997

	REAL ESTATE INVESTMENT TRUSTS - 1.85%
	Real Estate Investment Trusts - 1.85%
71,200	Annaly Capital Management, Inc.	1,136,352
16,300	Essex Property Trust, Inc.	2,290,313

	Total Real Estate Investment Trusts (Cost $3,089,892)	3,426,665

	SHORT TERM INVESTMENTS - 1.87%
	Money Market Funds - 1.87%
3,461,568	Federated Prime Obligations Fund 0.20%, 01/01/2050	3,461,568

	Total Short Term Investments (Cost $3,461,568)	3,461,568

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.02%
	Money Market Funds - 2.94%
5,445,076	First American Government Prime Obligations Fund	5,445,076
	Effective Yield, 0.00%
23,460	Reserve Primary Fund (c)	906

	Total Money Market Funds (Cost $5,465,319)	5,445,982

Principal Amount

	Cash - 0.08%
$141,881	Cash	141,881

	Total Cash (Cost $141,881)	141,881

	Total Investments Purchased as Securities Lending Collateral (Cost $5,607,200)	5,587,863

	Total Investments (Cost $185,766,252) - 102.92%	190,572,093
	Liabilities in Excess of Other Assets - (2.92)%	(5,405,952)

	TOTAL NET ASSETS - 100.00%	$185,166,141

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of December 31, 2011, the Fund has fair valued this security and deemed it illiquid. The value of this security is $906, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$185,766,252

Gross unrealized appreciation	19,658,277
Gross unrealized depreciation	(14,852,436)

Net unrealized appreciation	$4,805,841

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

GuideMarkSM Large Cap Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$178,095,997	$-	$-	$178,095,997

Real Estate Investment Trusts	3,426,665	-	-	3,426,665

Short Term Investments	3,461,568	-	-	3,461,568
Investments Purchased as Securities Lending Collateral	5,586,957	-	906	5,587,863

Total Investments in Securities	$190,571,187	$-	$906	$190,572,093

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$418
Accrued discounts/(amortization of premiums), net	-
Realized loss	-
Change in unrealized appreciation	488
Net sales	-
Transfers in and/or (out) of Level 3	-

Balance as of December 31, 2011	$906

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2011.	$488

GuideMarkSM Small/Mid Cap Core Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 89.72%
	Aerospace & Defense - 2.23%
18,150	BE Aerospace, Inc. (a)	$702,587
12,030	Triumph Group, Inc.	703,153

		1,405,740

	Airlines - 0.39%
4,200	Copa Holdings SA	246,414

	Auto Components - 1.08%
22,790	Tenneco, Inc. (a)	678,686

	Biotechnology - 3.54%
34,150	Affymax, Inc. (a)	225,732
23,400	Amarin Corp. Plc - ADR (a)	175,266
4,960	Anthera Pharmaceuticals, Inc. (a)(b)	30,454
15,490	Biomarin Pharmaceutical, Inc. (a)	532,546
61,100	Chelsea Therapeutics International Ltd. (a)(b)	313,443
38,100	Idenix Pharmaceuticals, Inc. (a)(b)	283,654
13,350	Onyx Pharmaceuticals, Inc. (a)	586,733
1,560	Regeneron Pharmaceuticals (a)	86,471

		2,234,299

	Capital Markets - 1.93%
35,480	FXCM, Inc. (b)	345,930
8,730	GFI Group, Inc.	35,968
41,500	Invesco Ltd.	833,735

		1,215,633

	Chemicals - 4.37%
9,710	Airgas, Inc.	758,157
17,940	Ashland, Inc.	1,025,450
10,660	Innospec, Inc. (a)	299,226
17,230	Rockwood Holdings, Inc. (a)	678,345

		2,761,178

	Commercial Banks - 4.99%
32,590	Comerica, Inc.	840,822
24,780	First Horizon National Corp.	198,240
44,520	FirstMerit Corp.	673,588
23,740	Iberiabank Corp. (b)	1,170,382
61,690	Regions Financial Corp.	265,267

		3,148,299

	Commercial Services & Supplies - 1.48%
10,220	Multi-Color Corp.	262,961
20,200	Waste Connections, Inc.	669,428

		932,389

	Communications Equipment - 3.18%
26,670	ADTRAN, Inc.	804,367
32,830	Finisar Corp. (a)	549,739
31,900	Juniper Networks, Inc. (a)	651,079

		2,005,185

	Computers & Peripherals - 1.03%
23,920	NCR Corp. (a)	393,723
8,360	Western Digital Corp. (a)	258,742

		652,465

	Construction & Engineering - 1.39%
31,490	KBR, Inc.	877,626

	Consumer Finance - 1.68%
58,680	DFC Global Corp. (a)	1,059,761

	Diversified Financial Services - 0.79%
33,420	Interactive Brokers Group, Inc.	499,295

	Diversified Telecommunication Services - 0.23%
8,480	Cogent Communications Group, Inc. (a)	143,227

	Electric Utilities - 3.40%
39,920	AES Corp. (a)	472,653
8,190	ITC Holdings Corp.	621,457
23,400	Portland General Electric Co.	591,786
12,930	UIL Holdings Corp.	457,334

		2,143,230

	Electrical Equipment - 1.47%
22,080	AMETEK, Inc.	929,568

	Energy Equipment & Services - 2.69%
6,360	Oil States International, Inc. (a)	485,713
29,900	Pacific Drilling SA (a)	278,070
19,220	Patterson-UTI Energy, Inc.	384,016
18,220	Rowan Companies, Inc. (a)	552,612

		1,700,411

	Food Products - 1.35%
35,560	Chiquita Brands International, Inc. (a)	296,571
17,590	Flowers Foods, Inc.	333,858
4,940	Green Mountain Coffee Roasters, Inc. (a)	221,559

		851,988

	Health Care Equipment & Supplies - 3.83%
6,240	Analogic Corp.	357,677
30,200	Conceptus, Inc. (a)(b)	381,728
11,780	DENTSPLY International, Inc.	412,182
33,000	Hologic, Inc. (a)	577,830
9,450	Meridian Bioscience, Inc.	178,038
2,770	Orthofix International NV (a)	97,587
6,600	Sirona Dental Systems, Inc. (a)	290,664
7,200	Wright Medical Group, Inc. (a)	118,800

		2,414,506

	Health Care Providers & Services - 1.52%
8,370	Hanger Orthopedic Group, Inc. (a)	156,435
12,920	Omnicare, Inc.	445,094
5,310	Universal Health Services, Inc.	206,347
2,910	Wellcare Health Plans, Inc. (a)	152,775

		960,651

	Hotels, Restaurants & Leisure - 2.66%
17,640	Darden Restaurants, Inc.	804,031
22,910	Penn National Gaming, Inc. (a)	872,184

		1,676,215

	Household Products - 0.61%
14,090	Spectrum Brands Holdings, Inc. (a)	386,066

	Industrial Conglomerates - 1.91%
27,160	Carlisle Companies, Inc.	1,203,188

	Insurance - 4.39%
18,110	Assurant, Inc.	743,597
10,800	Delphi Financial Group, Inc.	478,440
21,300	Platinum Underwriters Holdings Ltd.	726,543
15,790	Reinsurance Group of America	825,027

		2,773,607

	Internet Software & Services - 2.19%
16,090	Akamai Technologies, Inc. (a)	519,385
8,520	Equinix, Inc. (a)	863,928

		1,383,313

	IT Services - 2.06%
28,700	Genpact Ltd. (a)	429,065
69,160	Sapient Corp.	871,416

		1,300,481

	Leisure Equipment & Products - 0.56%
11,100	Hasbro, Inc.	353,979

	Life Sciences Tools & Services - 0.20%
4,300	Qiagen NV (a)(b)	59,383
15,140	Sequenom, Inc. (a)(b)	67,373

		126,756

	Machinery - 5.98%
15,380	AGCO Corp. (a)	660,879
28,030	Colfax Corp. (a)(b)	798,294
27,990	Commercial Vehicle Group, Inc. (a)	253,030
8,570	Flowserve Corp.	851,173
15,290	Navistar International Corp. (a)	579,185
15,330	Nordson Corp.	631,289

		3,773,850

	Media - 1.69%
22,630	Cablevision Systems Corp.	321,799
62,240	Regal Entertainment Group (b)	743,145

		1,064,944

	Metals & Mining - 1.88%
8,170	Compass Minerals International, Inc.	562,505
4,850	Royal Gold, Inc.	327,035
4,900	Walter Energy, Inc.	296,744

		1,186,284

	Multiline Retail - 1.02%
11,120	Family Dollar Stores, Inc.	641,179

	Multi-Utilities - 1.30%
14,480	OGE Energy Corp.	821,161

	Oil & Gas - 3.87%
7,280	Berry Petroleum Co.	305,906
3,320	Concho Resources, Inc. (a)	311,250
16,810	Denbury Resources, Inc. (a)	253,831
26,000	Northern Oil & Gas, Inc. (a)(b)	623,480
3,750	Pioneer Natural Resources Co.	335,550
8,340	SM Energy Co.	609,654

		2,439,671

	Personal Products - 1.07%
13,900	Nu Skin Enterprises, Inc.	675,123

	Pharmaceuticals - 1.04%
8,270	Endo Pharmaceuticals Holdings, Inc. (a)	285,563
11,240	Medicis Pharmaceutical Corp.	373,730

		659,293

	Semiconductor & Semiconductor Equipment - 2.08%
20,000	Avago Technologies Ltd.	577,200
54,130	Teradyne, Inc. (a)	737,792

		1,314,992

	Semiconductors & Semiconductor Equipment - 0.24%
9,900	NXP Semiconductors NV (a)	152,163

	Software - 4.37%
8,700	Check Point Software Technologies Ltd. - ADR (a)	457,098
87,280	Compuware Corp. (a)	726,170
8,960	Demandtec, Inc. (a)	118,003
15,050	Pegasystems, Inc. (b)	442,470
17,520	Rovi Corp. (a)	430,641
8,420	Sourcefire, Inc. (a)(b)	272,640
13,110	TIBCO Software, Inc. (a)	313,460

		2,760,482

	Specialty Retail - 4.48%
19,630	Abercrombie & Fitch Co.	958,729
17,990	PetSmart, Inc.	922,707
23,680	Vitamin Shoppe, Inc. (a)(b)	944,359

		2,825,795

	Textiles, Apparel & Luxury Goods - 1.96%
22,680	Hanesbrands, Inc. (a)	495,785
15,840	Lululemon Athletica, Inc. (a)(b)	739,094

		1,234,879

	Water Utilities - 0.94%
18,640	American Water Works Co., Inc.	593,870

	Wireless Telecommunication Services - 0.65%
3,850	NII Holdings, Inc. (a)	82,005
7,640	SBA Communications Corp. (a)	328,214

		410,219

	Total Common Stocks (Cost $55,859,589)	56,618,061

	REAL ESTATE INVESTMENT TRUSTS - 7.11%
	Real Estate Investment Trusts - 7.11%
24,430	American Campus Communities, Inc.	1,025,083
56,310	Douglas Emmett, Inc.	1,027,094
8,870	Essex Property Trust, Inc.	1,246,324
27,130	Post Properties, Inc.	1,186,123

	Total Real Estate Investment Trusts (Cost $4,218,528)	4,484,624

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.08%
	Money Market Funds - 5.93%
3,740,804	First American Government Prime Obligations Fund Effective Yield, 0.00%	3,740,804
6,386	Reserve Primary Fund (c)	247

	Total Money Market Funds (Cost $3,746,310)	3,741,051

Principal Amount

	Cash - 0.15%
$97,473	Cash	97,473

	Total Cash (Cost $97,473)	97,473

	Total Investments Purchased as Securities Lending Collateral (Cost $3,843,783)	3,838,524

	Total Investments (Cost $63,921,900) - 102.91%	64,941,209
	Liabilities in Excess of Other Assets - (2.91)%	(1,835,344)

	TOTAL NET ASSETS - 100.00%	$63,105,865

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	As of December 31, 2011, the Fund has fair valued this security and deemed it illiquid. The value of this security is $247, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$63,921,900

Gross unrealized appreciation	4,085,643
Gross unrealized depreciation	(3,066,334)

Net unrealized appreciation	$1,019,309

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

GuideMarkSM Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Total Equity	$56,618,061	$-	$-	$56,618,061

Real Estate Investment Trusts	4,484,624	-	-	4,484,624

Short Term Investments	-	-	-	-
Investments Purchased as Securities Lending Collateral	3,838,277	-	247	3,838,524

Total Investments in Securities	$64,940,962	$-	$247	$64,941,209

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$114
Accrued discounts/(amortization of premiums), net	-
Realized loss	-
Change in unrealized appreciation	133
Net sales	-
Transfers in and/or (out) of Level 3	-

Balance as of December 31, 2011	$247

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2011.	$133

GuideMarkSM World ex-US Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 95.71%
	Argentina - 0.12%
6,910	YPF SA - ADR (a)	$239,639

	Australia - 6.22%
7,700	ASX Ltd.	240,353
75,800	Australia and New Zealand Banking Group Ltd.	1,587,620
42,700	BHP Billiton Ltd.	1,507,250
31,810	Commonwealth Bank of Australia	1,597,858
27,030	CSL Ltd.	881,253
116,500	Fortescue Metals Group Ltd.	509,629
23,700	Iluka Resources (b)	375,385
15,880	Macquarie Group Ltd.	385,614
15,888	Medusa Mining Ltd.	72,904
25,440	Newcrest Mining Ltd.	775,285
49,210	Oil Search Ltd.	314,531
46,000	Origin Energy Ltd.	627,283
63,020	Suncorp Group Ltd.	538,639
258,570	Sydney Airport	702,812
131,160	Telstra Corp. Ltd.	446,077
126,670	Treasury Wine Estates Ltd.	477,555
18,402	Wesfarmers Ltd.	554,336
92,530	Westfield Group (b)	738,239
7,900	Worleyparsons Ltd.	206,870

		12,539,493

	Belgium - 0.77%
63,000	Ageas NV	97,330
6,900	Anheuser-Busch InBev NV	421,129
9,840	KBC Groep NV	123,037
22,010	Umicore SA	903,992

		1,545,488

	Bermuda - 0.23%
403,000	COSCO Pacific Ltd.	469,392

	Brazil - 2.06%
30,200	Banco Bradesco SA	409,467
24,350	Banco do Estado do Rio Grande do Sul	261,091

24,400	BM&FBovespa SA	128,197
26,200	Cia de Saneamento Basico do Estado de Sau Paulo	730,833
11,800	Iguatemi Empresa de Shopping Centers SA	219,267
16,800	Marisa Lojas SA	154,017
38,600	OGX Petroleo e Gas Participacoes SA (b)	281,856
64,500	PDG Realty SA Empreendimentos e Participacoes	204,021
63,400	Petroleo Brasileiro SA	781,772
58,200	Raia Drogasil SA	404,693
70,190	Tim Participacoes SA	347,705
8,559	Tim Participacoes SA - ADR (a)	220,822

		4,143,741

	Canada - 8.80%
17,400	Alimentation Couche Tard, Inc. (b)	541,428
20,500	Bank of Montreal (b)	1,124,456
50,400	Banro Corp. (b)	187,006
14,700	Barrick Gold Corp. (b)	665,919
10,500	Baytex Energy Corp. (b)	587,176
17,400	Brookfield Office Properties, Inc. (b)	272,764
6,900	Canadian National Railway Co. (b)	542,856
22,700	Cenovus Energy, Inc. (b)	753,807
7,300	Crescent Point Energy Corp. (b)	321,737
20,100	Dollarama, Inc. (b)	877,988
39,500	Eldorado Gold Corp. (b)	543,598
62,400	European Goldfields Ltd. (b)	727,668
29,900	First Quantum Minerals Ltd.	588,461
8,700	IESI BFC Ltd. (b)	170,200
9,700	Industrial Alliance Insurance & Financial Services, Inc. (b)	250,320
11,700	Intact Financial Corp. (b)	672,197
41,800	Manulife Financial Corp. (b)	445,183
4,800	National Bank Of Canada (b)	339,899
7,616	NovaTek OAO (b)	952,725
11,400	Open Text Corp. (b)	584,463
25,700	Petrominerales Ltd. (b)	417,759
100	Potash Corp. of Saskatchewan, Inc. (b)	4,134
16,600	Potash Corp. of Saskatchewan, Inc. - ADR	685,248
11,600	Rogers Communications, Inc.	446,716
300	Rogers Communications, Inc. - Class B	11,558
16,800	Silver Wheaton Corp. (b)	486,479
22,900	Suncor Energy, Inc. (b)	660,419
58,100	Talisman Energy, Inc. (b)	740,258
23,300	Toronto-Dominion Bank (b)	1,744,841
20,800	TransCanada Corp. (b)	909,177
10,100	Valeant Pharmaceuticals International, Inc. (b)	472,507

		17,728,947

	Cayman Islands - 0.98%
3,000	Baidu, Inc. - ADR (b)	349,410
152,000	China Mengniu Dairy Co. Ltd.	354,997
77,000	Lifestyle International Holdings Ltd.	169,485
215,800	Sands China Ltd. (b)	605,446
25,000	Tencent Holdings Ltd.	500,584

		1,979,922

	Chile - 0.06%
35,200	Empresas CMPC SA	129,214

	China - 1.25%
717,000	Agricultural Bank of China Ltd.	306,940
1,538,000	China Construction Bank Corp.	1,068,311
342,000	China Oilfield Services, Ltd.	537,813
106,000	Jiangxi Copper Co.	227,435
16,984	Yantai Changyu Pioneer Wine Co. Ltd. - Class B (b)	185,683
126,000	Zhaojin Mining Industry Co. Ltd.	199,854

		2,526,036

	Czech Republic - 0.17%
2,000	Komercni Banka AS	337,602

	Denmark - 1.31%
43	A.P. Moller - Maersk Group	282,840
41,100	Danske Bank A/S (b)	519,339
13,120	Novo Nordisk A/S	1,507,268
4,000	William Demant Holding A/S (b)	331,770

		2,641,217

	Finland - 0.26%
21,500	Sampo OYJ	531,824

	France - 5.99%
7,395	Air Liquide SA	913,115
15,060	Alstom SA	454,960
6,700	Arkema SA	470,800
36,050	AXA SA	465,989
20,650	BNP Paribas SA	804,097
2,925	Christian Dior SA	345,260
4,100	Cie Generale d’Optique Essilor International SA	289,015
18,400	Danone	1,154,642
31,900	GDF Suez SA	866,821
3,780	Iliad SA	465,249
6,330	LVMH Moet Hennessy Louis Vuitton SA	891,671
4,650	PPR SA	663,736
18,330	Safran SA	548,177

4,500	Saint-Gobain SA	172,015
29,726	Sanofi-Aventis SA	2,172,897
10,120	Schneider Electric SA	529,086
23,443	Societe Generale SA	517,518
7,980	Vinci SA	347,356

		12,072,404

	Germany - 5.33%
6,300	Adidas AG	409,329
11,180	Allianz SE	1,067,734
11,990	Bayer AG	765,721
8,640	Bayerische Motoren Werke AG	577,567
7,000	Deutsche Boerse AG (b)	366,364
119,100	Deutsche Telekom AG	1,366,179
21,500	E.ON AG	463,327
12,580	GEA Group AG	355,145
6,172	HeidelbergCement AG	261,411
10,720	Lanxess AG	553,652
1,824	Linde AG	271,068
17,800	ProSiebenSat.1 Media AG	324,323
26,462	SAP AG	1,399,615
14,260	Siemens AG	1,364,334
7,964	Volkswagen AG	1,190,706

		10,736,475

	Hong Kong - 3.26%
140,200	AIA Group Ltd.	436,432
69,000	Belle International Holdings Ltd.	119,872
57,000	Cheung Kong Holdings Ltd.	676,156
59,000	Cheung Kong Infrastructure Holdings Ltd.	344,963
80,136	China Merchants Holdings International Co. Ltd.	231,779
296,000	China Telecom Corp.	168,361
374,000	China Unicom Hong Kong Ltd.	788,451
346,000	CNOOC Ltd.	603,336
98,000	Henderson Land Development Co. Ltd.	485,468
783,800	HKT Trust And HKT Ltd. (b)	460,192
74,500	Hongkong Electric Holdings Ltd.	550,855
51,000	Hutchison Whampoa Ltd.	425,587
820,000	Industrial & Commercial Bank of China	484,339
138,000	Kunlun Energy Co. Ltd.	195,693
548,000	TCC International Holdings Ltd.	186,174
90,000	Wharf Holdings Ltd.	405,691

		6,563,349

	Hungary - 0.19%
5,400	MOL Hungarian Oil and Gas Plc (b)	383,877

	Indonesia - 0.80%
951,500	Bank Mandiri Tbk PT	707,145
727,000	Bank Rakyat Indonesia Persero Tbk PT	540,396
1,383,000	Tower Bersama Infrastructure Tbk PT	362,033

		1,609,574

	Ireland - 0.07%
7,300	CRH Plc	144,518

	Israel - 0.25%
17,100	Israel Chemicals Ltd.	178,086
40,740	Mizrahi Tefahot Bank Ltd.	323,505

		501,591

	Italy - 1.96%
71,400	Enel S.p.A.	289,650
28,700	Eni S.p.A.	591,725
55,340	Fiat Industrial S.p.A. (b)	471,463
115,700	Intesa Sanpaolo S.p.A.	192,700
22,100	Pirelli & Co. S.p.A.	185,259
34,840	Saipem S.p.A.	1,473,860
36,200	Snam Rete Gas S.p.A.	159,444
576,400	Telecom Italia S.p.A.	590,783

		3,954,884

	Japan - 14.61%
7,600	ABC-Mart, Inc.	288,708
17,000	Air Water, Inc.	215,764
7,500	Aisin Seiki Co. Ltd.	212,551
29,000	Asahi Glass Co. Ltd.	242,437
52,000	Asahi Kasei Corp.	313,378
15,600	Astellas Pharma, Inc.	633,474
21,200	Bridgestone Corp.	480,141
20,000	Canon, Inc.	880,147
24,000	Chiyoda Corp.	243,669
34,400	Chubu Electric Power Co., Inc.	643,725
11,000	Coca-Cola West Co. Ltd.	190,637
92	CyberAgent, Inc.	298,041
11,000	Daihatsu Motor Co.	195,611
16,000	Daiichi Sankyo Company, Ltd.	316,882
4,800	Dena Co. Ltd.	143,791
12,100	Denso Corp.	332,397
5,000	FANUC Corp.	762,661
31,000	Fuji Heavy Industries Ltd.	185,932
28,000	Fujitsu Ltd.	145,179

10,000	Gree, Inc.	343,763
1,000	Hirose Electric Co. Ltd.	87,467
9,000	Hitachi High-Technologies Corp.	194,965
60,000	Hitachi Ltd.	312,118
16,000	Hitachi Metals Ltd.	173,633
29,900	Honda Motor Co. Ltd.	910,781
55	Inpex Corp.	346,293
48,300	ITOCHU Corp.	489,736
233	Japan Tobacco, Inc.	1,095,686
16,000	JS Group Corp.	306,654
20,400	JSR Corp.	375,976
31,000	Kamigumi Co. Ltd.	267,576
76	KDDI Corp.	488,095
900	Keyence Corp.	216,936
34,000	Kubota Corp.	284,531
4,600	Kyocera Corp.	368,891
3,900	Lawson, Inc.	242,991
5,800	Makita Corp.	187,116
45,000	Marubeni Corp.	273,905
34,900	Mitsubishi Corp.	703,401
25,000	Mitsubishi Electric Corp.	239,596
30,000	Mitsubishi Estate Co. Ltd.	447,342
150,000	Mitsubishi UFJ Financial Group, Inc.	635,022
4,850	Mitsubishi UFJ Lease & Finance Co. Ltd.	191,964
35,400	Mitsui & Co. Ltd.	548,673
57,000	Mitsui Chemicals, Inc.	173,070
26,000	Mitsui Fudosan Co., Ltd.	379,124
3,600	Murata Mfg Co.	184,362
70,000	Nec Corp. (b)	141,672
17,000	NHK Spring Co. Ltd.	150,251
9,000	Nikon Corp.	199,445
14,000	Nippon Shokubai Co.	149,992
14,300	Nippon Telegraph & Telephone Corp.	728,012
20,000	Nissan Motor Co.	179,102
5,900	Nitto Denko Corp.	209,865
7,500	NKSJ Holdings, Inc.	146,715
9,700	NOK Corp.	165,474
25,000	NSK Ltd.	161,481
103	NTT DoCoMo, Inc.	189,110
46,000	Obayashi Corp.	204,542
7,080	ORIX Corp.	583,685
518	Rakuten, Inc.	557,291

18,000	Rohto Pharmaceutical Co. Ltd.	231,029
4,300	Sanrio Co Ltd	220,551
40,000	Sekisui House Ltd.	355,456
20,300	Seven & I Holdings Co. Ltd.	565,755
3,000	Shimano, Inc.	146,016
10,700	Shin-Etsu Chemical Co. Ltd.	525,582
2,400	SMC Corp.	386,126
19,400	Softbank Corp.	569,741
24,700	Sony Financial Holdings, Inc.	364,280
10,600	Start Today Co. Ltd.	248,677
54,200	Sumitomo Mitsui Financial Group, Inc.	1,503,117
12,200	T&D Holdings, Inc.	113,593
18,100	Takeda Pharmaceutical Co., Ltd.	795,051
7,800	TDK Corp.	344,006
5,200	Tokyo Electron Ltd.	263,472
64,000	Tokyu Corp.	315,173
35,000	Toray Industries, Inc.	250,412
3,000	Toyo Suisan Kaisha Ltd.	72,599
30,900	Toyota Motor Corp.	1,021,774
2,900	Yamada Denki Co.	197,546

		29,451,385

	Jersey - 1.34%
104,760	Resolution Ltd.	408,376
50,140	Shire Plc	1,742,557
27,740	United Business Media Ltd.	205,866
10,600	Wolseley Plc	350,595

		2,707,394

	Luxembourg - 0.33%
22,700	ArcelorMittal	412,468
14,280	Ternium SA - ADR	262,609

		675,077

	Malaysia - 0.42%
310,500	Axiata Group Berhad	503,496
199,000	IJM Corp. Berhad	354,324

		857,820

	Mexico - 1.04%
496,800	America Movil SAB de CV	561,782
388,500	Cemex SA de CV (b)	206,017
18,660	Cemex SA de CV - ADR (a)(b)	100,577
22,100	Coca-Cola FEMSA, S.A.B. de C.V.	210,632
85,800	Grupo Modelo SAB de CV	541,065
174,500	Wal-Mart de Mexico SAB de CV	478,932

		2,099,005

	Netherlands - 2.66%
138,800	Aegon NV (b)	554,740
9,700	Akzo Nobel NV	467,438
6,200	ASML Holding NV	258,983
5,060	Gemalto NV	245,240
106,500	ING Groep NV (b)	761,643
17,000	Koninklijke Ahold NV	228,490
30,316	Koninklijke Philips Electronics NV	636,080
32,500	Reed Elsevier NV	378,150
53,149	Unilever NV	1,827,447

		5,358,211

	Nigeria - 0.09%
39,265	Guaranty Trust Bank Plc - ADR (b)	178,656

	Norway - 1.09%
23,280	Aker Solutions ASA	244,018
23,000	Statoil ASA	589,037
79,400	Storebrand ASA	410,761
58,120	Telenor ASA	951,062

		2,194,878

	Peru - 0.13%
6,660	Cia de Minas Buenaventura SA - ADR	255,344

	Republic of Korea - 4.13%
3,300	Hyundai Department Store Co. Ltd.	467,704
7,154	Hyundai Motor Co.	1,325,119
9,510	Kia Motors Corp.	551,844
40,570	Korean Reinsurance Co.	529,358
1,258	LG Household & Health Care Ltd.	532,436
1,000	Orion Corp.	588,542
2,028	POSCO	668,958
3,900	Samsung C&T Corp.	230,875
2,677	Samsung Electronics Co. Ltd.	2,462,406
3,100	Samsung Engineering Co. Ltd.	542,825
12,020	Shinhan Financial Group Co. Ltd.	415,654

		8,315,721

	Russian Federation - 1.24%
11,800	Gazprom OAO (b)	125,788
61,370	Gazprom OAO - ADR (b)	655,493
4,510	Lukoil OAO (b)(c)	230,912
315,850	Sberbank of Russia (b)	708,633
11,490	Sistema JSFC (b)	192,849
229,920	TNK-BP Holding (b)	591,609

		2,505,284

	Singapore - 0.72%
69,000	DBS Group Holdings Ltd.	612,463
39,500	Keppel Corp. Ltd.	282,735
56,000	StarHub Ltd.	125,643
36,581	United Overseas Bank Ltd.	430,505

		1,451,346

	South Africa - 1.53%
79,230	African Bank Investments Ltd.	336,256
30,960	AngloGold Ashanti Ltd.	1,314,664
8,490	Naspers Ltd.	370,856
58,300	Steinhoff International Holdings	165,692
30,100	The Foschini Group Ltd.	390,806
16,100	Tiger Brands Ltd.	500,204

		3,078,478

	Spain - 1.75%
104,971	Banco Bilbao Vizcaya Argentaria SA	904,239
55,140	Banco Santander Central Hispano SA	416,563
36,600	Distribuidora Internacional de Alimentación, SA (b)	164,768
20,400	Gas Natural SDG SA	349,632
9,540	Inditex SA	778,795
29,700	Repsol YPF SA	908,678

		3,522,675

	Sweden - 1.30%
18,500	Assa Abloy AB	462,605
13,200	Elekta AB	570,758
20,300	H & M Hennes & Mauritz AB	651,223
91,410	Telefonaktiebolaget LM Ericsson	926,953

		2,611,539

	Switzerland - 5.01%
6,140	Adecco SA	255,892
5,330	Kuehne & Nagel International AG	596,849
67,366	Nestle SA	3,868,393
16,500	Roche Holding AG	2,790,453
3,885	Schindler Holding AG	451,592
990	Syngenta AG	290,912
10,510	Transocean Ltd.	404,510
120,480	UBS AG (b)	1,429,216

		10,087,817

	Taiwan - 1.75%
498,359	Advanced Semiconductor Engineering, Inc.	426,960
132,000	Catcher Technology Co. Ltd.	611,345
191,000	Formosa Plastics Corp.	509,142
80,500	Hon Hai Precision Industry Co. Ltd.	220,146
21,800	HTC Corp.	357,319
559,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,396,717

		3,521,629

	Taiwan, Province of China - 0.39%
145,000	Far Eastone Telecom	272,382
68,000	Nan Ya Plastics Corp.	134,856
120,600	Taiwan Mobile Co.	375,737

		782,975

	Thailand - 1.04%
39,100	Bangkok Bank	202,947
165,400	CP ALL Pcl	270,988
170,290	PTT Chemical Pcl (b)	329,246
173,500	Siam Commercial Bank PCL (b)	639,453
293,200	Total Access Communication Pcl	645,372

		2,088,006

	Turkey - 0.65%
19,700	Anadolu Efes	236,889
70,511	Aygaz AS	327,648
122,800	ENKA Insaat ve Sanayi AS	264,911
24,300	Turkcell Iletisim Hizmetleri AS	114,521
117,100	Turkiye Garanti Bankasi AS	364,048

		1,308,017

	United Kingdom - 14.41%
23,790	AMEC Plc	335,041
26,640	Anglo American Plc	984,079
108,900	Aviva Plc	506,527
429,360	Barclays Plc	1,175,874
93,350	BG Group Plc	1,994,280
34,668	BHP Billiton Plc	1,013,535
106,146	BP Plc	756,103
43,000	British American Tobacco Plc	2,039,921
46,740	British Sky Broadcasting Group Plc	531,771
164,900	BT Group Plc	488,790
20,780	Burberry Group Plc	382,092
80,900	Carphone Warehouse Group Plc	387,820
55,800	Diageo Plc	1,219,226
28,900	Experian Plc	392,822
58,160	GlaxoSmithKline Plc	1,325,219
216,600	HSBC Holdings Plc	1,653,522
17,000	ICAP Plc	91,569

13,460	IG Group Holdings Plc	99,619
116,890	International Power Plc	611,209
223,100	ITV Plc (b)	235,689
23,983	Johnson Matthey Plc	683,320
912,500	Lloyds Banking Group Plc (b)	366,530
97,830	National Grid Plc	945,597
6,700	Next Plc	284,240
15,460	Pearson Plc	290,162
2,100	Randgold Resources	214,700
2,539,200	Rolls-Royce Holdings Plc - C Share Entitlement (b)(c)	3,549
44,600	Rolls-Royce Holdings Plc (b)	516,382
111,020	Royal Dutch Shell Plc	4,128,694
15,589	SABMiller Plc	548,051
21,100	Smith & Nephew Plc	204,771
110,570	TalkTalk Telecom Group Plc	232,299
32,640	Unilever Plc	1,094,544
860,490	Vodafone Group Plc	2,399,120
48,200	William Hill Plc	151,504
49,410	Xstrata Plc	752,269

		29,040,440

	Total Common Stocks (Cost $214,858,728)	192,870,884

	INVESTMENT COMPANIES - 1.62%
	Exchange Traded Funds - 1.62%
200,000	PowerShares India Portfolio (b)	3,260,000

	Total Investment Companies (Cost $4,840,940)	3,260,000

	PREFERRED STOCKS - 1.47%
	Brazil - 1.47%
27,300	Banco Bradesco SA	450,060
43,500	Itau Unibanco Holding SA	792,690
29,100	Petroleo Brasileiro SA	335,268
16,510	Telefonica Brasil SA	459,386
46,000	Vale SA	932,701

	Total Preferred Stocks (Cost $3,658,028)	2,970,105

	REAL ESTATE INVESTMENT TRUSTS - 0.70%
	Canada - 0.11%
8,400	RioCan Real Estate Investment Trust	217,926

	Cayman Islands - 0.07%
198,000	China Resources Cement Holdings, Ltd.	146,815

	France - 0.30%
3,400	Unibail-Rodamco SE	608,508

	United Kingdom - 0.22%
39,675	British Land Co. Plc	284,759
30,900	Capital Shopping Centres Group Plc	149,714

		434,473

	Total Real Estate Investment Trusts (Cost $1,541,838)	1,407,722

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.13%
	Money Market Funds - 0.13%
258,168	First American Government Obligations Fund	258,168
	Effective Yield, 0.00%
5,588	Reserve Primary Fund (c)	216

	Total Investments Purchased as Securities Lending Collateral (Cost $262,991)	258,384

	Total Investments (Cost $225,162,525) - 99.63%	200,767,095
	Other Assets in Excess of Liabilities - 0.37%	753,271

	TOTAL NET ASSETS - 100.00%	$201,520,366

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of December 31, 2011, the Fund has fair valued these securities and deemed them illiquid. The aggregate value of these securities was $234,677, which represents 0.12% of total net assets.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$225,162,525

Gross unrealized appreciation	11,117,467
Gross unrealized depreciation	(35,512,897)

Net unrealized appreciation	$(24,395,430)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

GuideMarkSM World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$25,405,644	$167,230,779	$234,461	$192,870,884
Investment Companies	3,260,000	-	-	3,260,000
Preferred Stocks	2,970,105	-	-	2,970,105
Real Estate Investment Trusts	-	1,407,722	-	1,407,722
Investments Purchased as Securities Lending Collateral	258,168	-	216	258,384

Total Investments in Securities	$31,893,917	$168,638,501	$234,677	$200,767,095

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Levels 1 or 2.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$100
Accrued discounts/(amortization of premiums), net	-
Realized loss	(24,911)
Change in unrealized depreciation	(210,798)
Net purchases	470,286
Transfers in (out) of Level 3	-

Balance as of December 31, 2011	$234,677

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2011.	$(210,798)

GuideMarkSM Opportunistic Equity Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 93.17%
	Aerospace & Defense - 5.34%
23,870	BE Aerospace, Inc. (a)	$924,008
175,000	Exelis, Inc.	1,583,750
28,900	Hexcel Corp. (a)	699,669
61,000	Textron, Inc.	1,127,890
40,515	United Technologies Corp.	2,961,241

		7,296,558

	Airlines - 1.40%
223,520	Southwest Airlines Co.	1,913,331

	Beverages - 0.94%
19,465	PepsiCo, Inc.	1,291,503

	Biotechnology - 1.29%
16,260	Celgene Corp. (a)	1,099,176
20,150	Vertex Pharmaceuticals, Inc. (a)	669,181

		1,768,357

	Chemicals - 2.45%
18,790	Air Products and Chemicals, Inc.	1,600,720
20,150	Celanese Corp.	892,041
21,380	Westlake Chemical Corp.	860,331

		3,353,092

	Commercial Banks - 4.01%
30,000	Pacific Capital Bancorp (a)(b)	847,200
11,445	PNC Financial Services Group, Inc.	660,033
22,280	Suntrust Banks, Inc.	394,356
60,350	U.S. Bancorp	1,632,468
70,545	Wells Fargo & Co.	1,944,220

		5,478,277

	Communications Equipment - 2.89%
90,785	Cisco Systems, Inc.	1,641,393
31,000	Motorola Solutions, Inc.	1,434,990
15,950	Qualcomm, Inc.	872,465

		3,948,848

	Computers & Peripherals - 2.27%
5,840	Apple, Inc. (a)	2,365,200
33,980	EMC Corp. (a)	731,929

		3,097,129

	Diversified Financial Services - 2.90%
153,000	Bank of America Corp.	850,680
58,050	Citigroup, Inc.	1,527,296
47,650	JPMorgan Chase & Co.	1,584,362

		3,962,338

	Energy Equipment & Services - 2.73%
17,010	Halliburton Co.	587,015
133,000	Mcdermott International, Inc. (a)	1,530,830
14,420	National Oilwell Varco, Inc.	980,416
43,320	Weatherford International Ltd. (a)	634,205

		3,732,466

	Food & Staples Retailing - 1.61%
75,040	Sysco Corp.	2,200,923

	Food Products - 4.54%
85,515	Conagra Foods, Inc.	2,257,596
52,470	General Mills, Inc.	2,120,313
13,050	Hershey Co.	806,229
12,015	Ralcorp Holdings, Inc. (a)	1,027,282

		6,211,420

	Health Care Equipment & Supplies - 5.39%
13,240	Arthrocare Corp. (a)	419,443
36,385	Baxter International, Inc.	1,800,330
75,000	Carefusion Corp. (a)	1,905,750
29,720	DENTSPLY International, Inc. (b)	1,039,903
2,650	Idexx Laboratories (a)	203,944
52,275	Medtronic, Inc.	1,999,519

		7,368,889

	Health Care Providers & Services - 1.44%
38,955	UnitedHealth Group, Inc.	1,974,239

	Hotels, Restaurants & Leisure - 2.20%
63,000	Marriott Vacations Worldwide Corp. (a)(b)	1,081,080
13,140	McDonald’s Corp.	1,318,336
13,110	Starbucks Corp.	603,191

		3,002,607

	Household Products - 1.18%
24,265	Procter & Gamble Co.	1,618,718

	Industrial Conglomerates - 3.07%
15,215	3M Co.	1,243,522
131,780	General Electric Co.	2,360,180
12,670	Tyco International Ltd.	591,815

		4,195,517

	Insurance - 5.38%
25,110	Arch Capital Group Ltd. (a)	934,845
39,455	Assurant, Inc.	1,620,022
150,650	Assured Guaranty Ltd.	1,979,541
42,805	Prudential Financial, Inc.	2,145,387
11,340	Travelers Companies, Inc.	670,988

		7,350,783

	Internet Software & Services - 0.99%
2,100	Google, Inc. (a)	1,356,390

	IT Services - 3.07%
9,500	Alliance Data Systems Corp. (a)(b)	986,480
9,810	International Business Machines Corp.	1,803,863
2,240	Mastercard, Inc.	835,117
32,370	Moneygram International, Inc. (a)	574,567

		4,200,027

	Machinery - 5.48%
16,440	Danaher Corp.	773,338
35,080	Dover Corp.	2,036,394
21,380	Idex Corp. (b)	793,412
26,660	Illinois Tool Works, Inc.	1,245,288
18,500	ITT Corp.	357,605
11,240	Parker Hannifin Corp.	857,050
7,170	Stanley Black & Decker, Inc.	484,692
37,000	Xylem, Inc.	950,530

		7,498,309

	Media - 0.96%
46,000	The Madison Square Garden Co. (a)	1,317,440

	Metals & Mining - 3.63%
37,000	Anglogold Ashanti Ltd. - ADR	1,570,650
56,630	Newmont Mining Corp.	3,398,366

		4,969,016

	Multiline Retail - 0.54%
14,830	Nordstrom, Inc.	737,199

	Oil & Gas - 12.19%
15,295	Anadarko Petroleum Corp.	1,167,467
22,670	Apache Corp.	2,053,449
40,100	BP Plc - ADR	1,713,874
22,675	Cimarex Energy Co.	1,403,582
52,290	Devon Energy Corp.	3,241,980
19,255	Occidental Petroleum Corp.	1,804,194
57,000	Plains Exploration & Production Co. (a)	2,093,040
40,000	QEP Resources, Inc.	1,172,000

16,605	Southwestern Energy Co. (a)	530,364
13,270	Suncor Energy Inc.	382,574
18,090	Tesoro Corp. (a)	422,582
32,620	Valero Energy Corp New	686,651

		16,671,757

	Pharmaceuticals - 5.85%
28,900	Abbott Laboratories	1,625,047
24,570	Johnson & Johnson	1,611,301
44,360	Merck & Co, Inc.	1,672,372
65,100	Mylan, Inc. (a)	1,397,046
78,200	Pfizer, Inc.	1,692,248

		7,998,014

	Real Estate Management & Development - 0.49%
15,000	Howard Hughes Corp. (a)	662,550

	Road & Rail - 1.23%
45,620	Avis Budget Group, Inc. (a)	489,046
13,050	J.B. Hunt Transport Services, Inc.	588,164
12,530	Landstar Systems, Inc.	600,438

		1,677,648

	Semiconductors & Semiconductor Equipment - 0.76%
15,990	Atmi, Inc. (a)	320,280
21,790	Broadcom Corp.	639,754
2,690	Cavium, Inc. (a)	76,477

		1,036,511

	Software - 4.62%
14,260	Check Point Software Technologies Ltd. (a)	749,220
72,985	Microsoft Corp.	1,894,691
19,170	NICE Systems Ltd. - ADR (a)	660,407
34,640	Nuance Communications, Inc. (a)	871,542
32,560	Oracle Corp.	835,164
22,590	Red Hat, Inc. (a)	932,741
3,710	salesforce.com, Inc. (a)	376,417

		6,320,182

	Specialty Retail - 1.19%
14,970	Home Depot, Inc.	629,339
5,070	O’Reilly Automotive, Inc. (a)	405,346
15,470	Williams Sonoma, Inc.	595,595

		1,630,280

	Textiles, Apparel & Luxury Goods - 0.43%
26,600	Hanesbrands, Inc. (a)	581,476

	Thrifts & Mortgage Finance - 0.41%
149,000	MGIC Investment Corp. (a)	555,770

	Trading Companies & Distributors - 0.30%
7,660	Wesco International, Inc. (a)	406,057

	Total Common Stocks (Cost $134,756,581)	127,383,621

	REAL ESTATE INVESTMENT TRUSTS - 0.38%
	Real Estate Investment Trusts - 0.38%
99,005	iStar Financial, Inc. (a)(b)	523,737

	Total Real Estate Investment Trusts (Cost $673,304)	523,737

	SHORT TERM INVESTMENTS - 6.36%
	Money Market Funds - 6.36%
8,698,538	Federated Prime Obligations Fund
	0.20%, 01/01/2050	8,698,538

	Total Short Term Investments (Cost $8,698,538)	8,698,538

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.90%
	Money Market Funds - 1.90%
2,599,008	First American Government Obligations Fund Effective Yield, 0.00%	2,599,008

	Total Investments Purchased as Securities Lending Collateral (Cost $2,599,008)	2,599,008

	Total Investments (Cost $146,727,431) - 101.81%	139,204,904
	Other Assets in Excess of Liabilities - (1.81)%	(2,474,474)

	TOTAL NET ASSETS - 100.00%	$136,730,430

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$146,727,431

Gross unrealized appreciation	5,080,982
Gross unrealized depreciation	(12,603,509)

Net unrealized depreciation	$(7,522,527)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

GuideMarkSM Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$127,383,621	$-	$-	$127,383,621

Real Estate Investment Trusts	523,737	-	-	523,737

Short Term Investments	8,698,538	-	-	8,698,538
Investments Purchased as Securities Lending Collateral	2,599,008	-	-	2,599,008

Total Investments in Securities	$139,204,904	$-	$-	$139,204,904

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

GuideMarkSM Core Fixed Income Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Principal Amount		Value

	ASSET BACKED SECURITIES - 1.90%
266,528	Accredited Mortgage Loan Trust Series 2005-3, 0.516%, 09/25/2035 (e)	$239,231
	Brazos Higher Education Authority
1,090,264	Series 2005-3, 0.684%, 09/25/2023 (e)	1,067,666
800,000	Series A-2, 1.268%, 07/25/2029 (e)	779,018
	CIT Mortgage Loan Trust
177,410	Series 2007-1, 1.276%, 10/25/2037 (Acquired 10/05/2007, Cost $177,410) (d)(e)	173,575
550,000	Series 2007-1, 1.526%, 10/25/2037 (Acquired 10/05/2007, Cost $550,000) (d)(e)	411,249
	CNH Equipment Trust
945,522	Series 2010-C, 1.170%, 05/15/2015	946,313
740,000	Series 2011-A, 2.040%, 10/17/2016	757,073
73,837	Conseco Finance Securitizations Corp. Series 2000-4, 8.310%, 05/01/2032	52,689
93,242	Countrywide Asset-Backed Certificates Series 2005-4, 4.456%, 10/25/2035 (e)	90,163
	Countrywide Home Equity Loan Trust
186,205	Series 2004-R, 0.535%, 03/15/2030 (e)	109,900
259,201	Series 2004-N, 0.565%, 02/15/2034 (e)	158,404
288,301	Series 2004-O, 0.565%, 02/15/2034 (e)	167,097
377,228	Education Funding Capital Trust I Series 2004-1, 0.706%, 12/15/2022 (e)	374,619
	GCO Education Loan Funding Trust
100,000	Series 2006-1, 0.696%, 02/27/2028 (e)	85,620
100,000	Series 2006-1, 0.736%, 05/25/2036 (e)	82,876
431,735	Goal Capital Funding Trust Series 2010-1, 1.206%, 08/25/2048 (c)(e)	410,653
452,126	Knowledgeworks Foundation Series 2010-1, 1.456%, 02/25/2042 (e)	437,411
973,967	Missouri Higher Education Loan Authority Series 2010-1, 1.456%, 11/26/2032 (e)	975,370
657,854	Morgan Stanley Series 2003-N, 1.314%, 10/25/2033 (e)	508,212
139,928	Northstar Education Finance, Inc. Series 2005-1, 0.525%, 10/28/2026 (e)	138,211
854,167	Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, 1.711%, 10/01/2035 (e)	853,221
148,484	Residential Asset Mortgage Products, Inc. Series 2004-R, 0.756%, 03/25/2034 (e)	99,097
213,372	U.S. Education Loan Trust, LLC Series 2006-1, 0.657%, 03/01/2025 (c)(e)	206,652

	Total Asset Backed Securities (Cost $9,778,734)	9,124,320

	COLLATERALIZED MORTGAGE OBLIGATIONS - 3.87%
	Bank of America Corp.
522,758	Series 2005-B, 2.868%, 04/20/2035 (e)	358,686
110,000	Series 2007-5, 5.620%, 02/10/2051	116,025
	Bear Stearns Commercial Mortgage Securities
3,250,000	Series 2006-PW13, 5.540%, 09/11/2041	3,634,568
2,464,813	Series 2004-PWR5, 4.831%, 07/11/2042	2,542,288
665,130	Bear Stearns Trust Series 2005-2, 2.645%, 04/25/2035 (e)	477,064

	Chase Mortgage Financial Trust
228,835	Series 2007-A1, 2.746%, 02/25/2037 (e)	207,825
524,117	Series 2007-A1, 2.748%, 02/25/2037 (e)	496,046
2,265,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, 5.886%, 11/15/2044 (e)	2,520,306
	Countrywide Alternative Loan Trust
1,130,242	Series 2005-27, 1.757%, 08/25/2035 (e)	631,650
518,988	Series 2005-36, 2.729%, 08/25/2035 (e)	326,567
1,901,180	Series 2007-16CB, 6.000%, 08/25/2037	1,427,512
	Countrywide Home Loans, Inc.
98,408	Series 2003-52, 2.667%, 02/19/2034 (e)	83,703
38,428	Series 2004-HYB6, 2.715%, 11/20/2034 (e)	28,710
254,430	Series 2005-11, 0.576%, 03/25/2035 (e)	144,284
590,720	Series 2005-R1, 0.576%, 03/25/2035 (Acquired 03/04/2005, Cost $590,721) (d)(e)	459,707
406,711	Series 2005-11, 2.968%, 04/25/2035 (e)	175,533
22,168	First Horizon Mortgage Trust Series 2004-AR6, 2.628%, 12/25/2034 (e)	20,021
509,716	GS Mortgage Securities Corp. Series 2005-GG4, 4.680%, 07/10/2039	516,844
454,909	IndyMac Mortgage Loan Trust Series 2005-16IP, 0.596%, 07/25/2045 (e)	279,031
	JPMorgan Mortgage Trust
398,294	Series 2007-A1, 2.810%, 07/25/2035 (e)	357,543
338,581	Series 2007-A1, 2.783%, 07/25/2035 (e)	306,359
380,275	Series 2007-A1, 2.813%, 07/25/2035 (e)	334,755
381,743	Lehman Brothers-UBS Commercial Mortgage Trust Series 2005-C3, 4.664%, 07/15/2030	387,665
355,704	Master Reperforming Loan Trust Series 2005-1, 7.000%, 08/25/2034 (Acquired 03/09/2005, Cost $367,106) (d)	365,660
331,158	MLCC Mortgage Investors, Inc. Series 2004-A3, 5.008%, 05/25/2034 (e)	325,120
1,823,450	Prime Mortgage Trust Series 2006-DR1, 6.000%, 05/25/2035 (Acquired 10/25/2006, Cost $1,810,628) (d)	1,618,430
341,432	Residential Asset Mortgage Products, Inc. Series 2004-SL4, 7.500%, 07/25/2032	314,185
72,292	Structured Adjustable Rate Mortgage Loan Series 2004-5, 2.506%, 05/25/2034 (e)	66,539
79,622	Washington Mutual Series 2004-AR3, 2.554%, 06/25/2034 (e)	77,360

	Total Collateralized Mortgage Obligations (Cost $20,149,942)	18,599,986

	CORPORATE OBLIGATIONS - 27.39%
	Agricultural Products - 0.14%
575,000	Lorillard Tobacco Co. 8.125%, 06/23/2019	685,927

	Air Freight & Logistics - 0.17%
775,000	United Parcel Service, Inc. 3.125%, 01/15/2021	823,741

	Auto Components - 0.29%
1,375,000	Johnson Controls, Inc. 1.750%, 03/01/2014	1,387,620

	Banks - 2.56%
750,000	BBVA Bancomer Servicios SA 7.250%, 04/22/2020 (c)	753,750
1,150,000	Canadian Imperial Bank of Commerce 1.450%, 09/13/2013	1,150,453
400,000	Capital One Capital III 7.686%, 08/15/2036 (e)	400,500

250,000	Capital One Financial Corp. 8.800%, 07/15/2019	286,400
755,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/2015	740,491
760,000	Glitnir Bank 6.693%, 06/15/2016 (Acquired 06/14/2006 through 06/21/2006, Cost $758,848) (d)(e)(f)	3,876
800,000	HSBC Capital Funding LP 4.610%, 12/31/2049 (c)(e)	737,594
250,000	Kaupthing Bank Hf 7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (d)(f)	1,275
400,000	KeyCorp 5.100%, 03/24/2021	416,147
410,000	Lloyds TSB Bank PLC 6.375%, 01/21/2021	411,574
325,000	National City Preferred Capital Trust I 12.000%, 12/30/2049 (b)(e)	342,044
845,000	PNC Funding Corp. 4.250%, 09/21/2015	906,647
	Royal Bank of Scotland Group Plc
140,000	5.000%, 11/12/2013	126,570
625,000	4.875%, 08/25/2014 (c)	611,922
250,000	Sovereign Bank 8.750%, 05/30/2018	281,247
	SunTrust Banks, Inc.
400,000	3.600%, 04/15/2016	407,737
805,000	3.500%, 01/20/2017	810,080
	U.S. Bancorp
1,120,000	1.375%, 09/13/2013	1,127,287
955,000	2.200%, 11/15/2016	965,265
400,000	Union Bank, NA 3.000%, 06/06/2016	407,259
760,000	Wells Fargo & Co. 4.600%, 04/01/2021	835,062
600,000	Westpac Banking Corp. 2.250%, 11/19/2012	606,096

		12,329,276

	Beverages - 0.59%
955,000	PepsiCo, Inc. 2.500%, 05/10/2016	994,528
1,825,000	The Coca-Cola Co. 0.750%, 11/15/2013	1,829,185

		2,823,713

	Biotechnology - 0.29%
385,000	Genzyme Corp. 5.000%, 06/15/2020	445,246
920,000	Gilead Sciences, Inc. 2.400%, 12/01/2014	937,224

		1,382,470

	Capital Markets - 2.08%
1,955,000	Bear Stearns Companies, Inc. 7.250%, 02/01/2018	2,294,820
1,050,000	Goldman Sachs Group, Inc. 5.950%, 01/18/2018	1,076,788
	Merrill Lynch & Co, Inc.
1,775,000	6.400%, 08/28/2017	1,720,740
800,000	6.500%, 07/15/2018	777,341
	Morgan Stanley
600,000	5.950%, 12/28/2017	572,346
225,000	6.625%, 04/01/2018	222,454

	State Street Corp.
595,000	4.300%, 05/30/2014	637,178
1,115,000	2.875%, 03/07/2016	1,148,763
	The Bank of New York Mellon Corp.
740,000	1.500%, 01/31/2014	745,491
760,000	4.300%, 05/15/2014	815,903

		10,011,824

	Chemicals - 0.64%
320,000	Air Products & Chemicals 2.000%, 08/02/2016	329,015
	Dow Chemical Co.
725,000	7.600%, 05/15/2014	820,294
700,000	4.250%, 11/15/2020	730,296
	Ecolab, Inc.
335,000	2.375%, 12/08/2014	341,748
450,000	3.000%, 12/08/2016	466,017
375,000	4.350%, 12/08/2021	401,269

		3,088,639

	Commercial Services & Supplies - 0.07%
350,000	International Lease Finance Corp. 5.750%, 05/15/2016	324,945

	Communications - 0.25%
730,000	Rogers Cable, Inc. 5.500%, 03/15/2014	787,304
410,000	Telefonica Emisiones SAU 3.992%, 02/16/2016	394,584

		1,181,888

	Computers & Peripherals - 0.05%
250,000	Hewlett Packard Co. 3.000%, 09/15/2016	252,038

	Consumer Finance - 1.63%
650,000	American Express Co. 8.150%, 03/19/2038	967,648
1,405,000	American Express Credit Corp. 5.125%, 08/25/2014	1,510,357
820,000	Capital One Financial Corp. 2.125%, 07/15/2014	809,982
1,020,000	Caterpillar Financial Services Corp. 6.125%, 02/17/2014	1,129,891
1,350,000	John Deere Capital Corp. 4.900%, 09/09/2013	1,440,883
	SLM Corp.
430,000	5.000%, 10/01/2013	431,075
1,140,000	5.375%, 05/15/2014	1,141,425
400,000	6.250%, 01/25/2016	389,333

		7,820,594

	Containers & Packaging - 0.02%
75,000	Rock-Tenn Co. 5.625%, 03/15/2013	77,625

	Diversified Financial Services - 2.55%
	Bank of America Corp.
740,000	4.500%, 04/01/2015	714,619
600,000	5.625%, 07/01/2020	555,151
369,000	Citigroup Capital XXI 8.300%, 12/21/2077 (e)	369,461
	Citigroup, Inc.
450,000	5.000%, 09/15/2014	445,646

1,025,000	6.010%, 01/15/2015	1,071,562
650,000	6.125%, 11/21/2017	694,558
300,000	Discover Bank 8.700%, 11/18/2019	342,554
350,000	First Niagara Financial Group, Inc. 6.750%, 03/19/2020	369,142
300,000	FUEL Trust 3.984%, 06/15/2016 (c)	300,252
	General Electric Capital Corp.
780,000	5.400%, 02/15/2017	867,604
1,410,000	5.625%, 05/01/2018	1,581,328
370,000	5.300%, 02/11/2021	396,230
1,215,000	5.875%, 01/14/2038	1,291,791
1,400,000	JPMorgan Chase 3.700%, 01/20/2015	1,452,570
500,000	JPMorgan Chase Capital XXV 6.800%, 10/01/2037	506,875
750,000	National Rural Utilities Cooperative Finance Corp. 1.125%, 11/01/2013	750,660
500,000	NCUA Guaranteed Notes 3.000%, 06/12/2019	532,145

		12,242,148

	Diversified Manufacturing - 0.39%
	Cooper U.S., Inc.
780,000	2.375%, 01/15/2016	795,435
485,000	3.875%, 12/15/2020	514,245
500,000	Tyco Electronics Group SA 6.550%, 10/01/2017	578,302

		1,887,982

	Diversified Telecommunication Services - 1.36%
	AT&T, Inc.
600,000	2.950%, 05/15/2016	625,922
25,000	3.875%, 08/15/2021	26,497
695,000	5.350%, 09/01/2040	784,823
525,000	France Telecom SA 4.375%, 07/08/2014	554,898
425,000	Qwest Corp. 8.375%, 05/01/2016	488,909
1,610,000	SBC Communications, Inc. 5.100%, 09/15/2014	1,774,455
380,000	Telecom Italia Capital 4.950%, 09/30/2014	352,937
365,000	Verizon Communications, Inc. 3.500%, 11/01/2021	380,800
1,140,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	1,540,777

		6,530,018

	Educational Services - 0.19%
825,000	Rensselaer Polytechnic Institute 5.600%, 09/01/2020	930,079

	Electric Utilities - 0.87%
275,000	Arizona Public Service Co. 8.750%, 03/01/2019	351,682
585,000	Columbus Southern Power Co. 5.500%, 03/01/2013	612,618
375,000	Ipalco Enterprises, Inc. 5.000%, 05/01/2018	369,375
375,000	Nevada Power Co. 5.875%, 01/15/2015	420,899

1,075,000	PSI Energy, Inc. 6.050%, 06/15/2016	1,238,918
700,000	Union Electric Co. 6.700%, 02/01/2019	851,623
300,000	Westar Energy, Inc. 6.000%, 07/01/2014	329,125

		4,174,240

	Electrical Equipment - 0.03%
137,000	L-3 Communications Holdings, Inc. 6.375%, 10/15/2015	140,767

	Energy Equipment & Services - 0.34%
340,000	Cameron International Corp. 6.375%, 07/15/2018	403,204
550,000	Ensco Plc 4.700%, 03/15/2021	573,842
625,000	Halliburton Co. 3.250%, 11/15/2021	647,066

		1,624,112

	Environmental Services - 0.06%
275,000	Xylem, Inc. 3.550%, 09/20/2016 (c)	283,876

	Food Products - 0.10%
375,000	Kraft Foods, Inc. 6.500%, 02/09/2040	489,645

	Health Care Equipment & Supplies - 0.75%
	Baxter International, Inc.
400,000	1.800%, 03/15/2013	404,870
605,000	1.850%, 01/15/2017	610,432
730,000	Becton Dickinson & Co. 3.250%, 11/12/2020	757,450
775,000	Covidien International Finance SA 2.800%, 06/15/2015	805,193
150,000	DENTSPLY International, Inc. 2.750%, 08/15/2016	151,603
825,000	Medtronic, Inc. 3.000%, 03/15/2015	871,887

		3,601,435

	Health Care Providers & Services - 0.68%
175,000	Cigna Corp. 2.750%, 11/15/2016	174,814
	Express Scripts, Inc.
960,000	6.250%, 06/15/2014	1,046,937
325,000	3.125%, 05/15/2016	327,133
500,000	HCA, Inc. 7.875%, 02/15/2020	542,500
1,150,000	UnitedHealth Group, Inc. 4.875%, 02/15/2013	1,197,841

		3,289,225

	Independent Power Producers & Energy Traders - 0.26%
	Exelon Generation Co., LLC
540,000	5.200%, 10/01/2019	594,140
550,000	6.250%, 10/01/2039	672,597

		1,266,737

	Industrial Conglomerates - 0.27%
275,000	General Electric Co. 5.250%, 12/06/2017	316,042
865,000	Koninklijke Philips Electronics NV 5.750%, 03/11/2018	992,146

		1,308,188

	Insurance - 1.03%
370,000	Aflac, Inc. 8.500%, 05/15/2019	454,098
425,000	CNA Financial Corp. 7.350%, 11/15/2019	474,380
400,000	MetLife Capital Trust X 9.250%, 04/08/2068 (c)(e)	459,000
960,000	Metlife, Inc. 5.000%, 11/24/2013	1,023,147
325,000	Reinsurance Group of America, Inc. 6.750%, 12/15/2065 (e)	281,983
375,000	Transatlantic Holdings, Inc. 8.000%, 11/30/2039	426,934
1,240,000	Travelers Property Casualty Corp. 5.000%, 03/15/2013	1,293,910
500,000	Willis North America, Inc. 6.200%, 03/28/2017	550,375

		4,963,827

	IT Services - 0.32%
1,150,000	International Business Machines Corp. 7.625%, 10/15/2018	1,545,406

	Life Sciences Tools & Services - 0.11%
150,000	Life Technologies Corp. 6.000%, 03/01/2020	167,950
350,000	Perkinelmer, Inc. 5.000%, 11/15/2021	354,835

		522,785

	Machinery - 0.16%
650,000	Eaton Corp. 5.600%, 05/15/2018	770,035

	Media - 1.42%
350,000	Charter Communications Operating, LLC 10.875%, 09/15/2014 (c)	377,563
	Comcast Corp.
1,000,000	6.300%, 11/15/2017	1,184,279
670,000	5.875%, 02/15/2018	775,711
	DIRECTV Holdings, LLC
855,000	3.550%, 03/15/2015	890,617
285,000	6.350%, 03/15/2040	325,355
500,000	Dish DBS Corp. 7.125%, 02/01/2016	541,250
725,000	NBCUniversal Media LLC 2.875%, 04/01/2016	739,883
375,000	News America, Inc. 6.150%, 02/15/2041	433,793
1,120,000	Time Warner Cable, Inc. 6.750%, 07/01/2018	1,332,029
225,000	WPP Finance UK 8.000%, 09/15/2014	250,783

		6,851,263

	Metals & Mining - 0.63%
715,000	BHP Billiton Finance USA Ltd. 1.125%, 11/21/2014	717,185
450,000	Cliffs Natural Resources, Inc. 4.875%, 04/01/2021	449,205
300,000	Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/2017	319,088

765,000	Rio Tinto Finance USA Ltd. 2.500%, 05/20/2016	781,174
	Teck Resources Ltd.
225,000	10.750%, 05/15/2019	274,864
435,000	6.000%, 08/15/2040	480,317

		3,021,833

	Multi-Utilities - 0.43%
1,305,000	MidAmerican Energy Holdings Co. 5.875%, 10/01/2012	1,351,150
600,000	Sempra Energy 6.500%, 06/01/2016	700,583

		2,051,733

	Office Electronics - 0.17%
775,000	Xerox Corp. 4.250%, 02/15/2015	817,444

	Oil & Gas - 2.60%
	Anadarko Petroleum Corp.
400,000	6.375%, 09/15/2017	464,217
150,000	8.700%, 03/15/2019	191,774
630,000	BP Capital Markets Plc 3.561%, 11/01/2021	657,243
	BP Capital Plc
1,395,000	3.200%, 03/11/2016	1,463,425
100,000	4.500%, 10/01/2020	110,338
1,000,000	Canadian Natural Resources Ltd. 3.450%, 11/15/2021	1,044,417
	Energy Transfer Partners LP
765,000	8.500%, 04/15/2014	858,156
525,000	9.000%, 04/15/2019	625,331
375,000	Enterprise Products Operating LP 8.375%, 08/01/2066 (e)	401,631
465,000	Husky Energy, Inc. 5.900%, 06/15/2014	505,685
725,000	Marathon Oil Corp. 6.000%, 10/01/2017	844,592
175,000	Nexen, Inc. 7.500%, 07/30/2039	210,464
775,000	ONEOK Partners LP 6.125%, 02/01/2041	896,134
	Petrobras International Finance Co.
310,000	3.875%, 01/27/2016	320,915
610,000	5.375%, 01/27/2021	643,917
235,000	6.875%, 01/20/2040	274,523
460,000	Petroleos Mexicanos 8.000%, 05/03/2019	576,150
225,000	Schlumberger Investment SA 3.300%, 09/14/2021 (c)	231,630
405,000	Spectra Energy Partners LP 4.600%, 06/15/2021	424,018
	Transocean, Inc.
425,000	6.000%, 03/15/2018	434,917
275,000	6.375%, 12/15/2021	292,834
	Valero Energy Corp.
275,000	9.375%, 03/15/2019	353,131
275,000	6.625%, 06/15/2037	295,801
275,000	Weatherford International Ltd. 9.625%, 03/01/2019 (Acquired 05/03/2011 through 07/14/2011, Cost $356,318) (d)	356,140

		12,477,383

	Pharmaceuticals - 0.99%
325,000	Aristotle Holdings, Inc. 3.500%, 11/15/2016 (c)	331,366
1,225,000	Novartis Capital Corp. 2.900%, 04/24/2015	1,297,482
	Sanofi-Aventis SA
1,195,000	1.625%, 03/28/2014	1,216,587
795,000	4.000%, 03/29/2021	882,529
975,000	Teva Pharmaceutical Finance 3.000%, 06/15/2015	1,016,159

		4,744,123

	Pipelines - 0.96%
600,000	Duke Energy, Inc. 5.668%, 08/15/2014	657,098
	Enterprise Products Operating LLC
1,000,000	5.650%, 04/01/2013	1,047,337
525,000	6.125%, 10/15/2039	588,471
575,000	Spectra Energy Capital LLC 5.650%, 03/01/2020	639,270
	TransCanada Pipelines Ltd.
775,000	7.625%, 01/15/2039	1,121,606
300,000	6.350%, 05/15/2067 (e)	301,348
250,000	Transocean, Inc. 6.500%, 11/15/2020	258,681

		4,613,811

	Real Estate - 1.03%
	Developers Diversified Realty Corp.
295,000	9.625%, 03/15/2016	343,459
225,000	7.500%, 04/01/2017	243,163
350,000	ERP Operating LP 4.625%, 12/15/2021	357,608
775,000	HCP, Inc. 5.375%, 02/01/2021	813,958
	Health Care Property Investments, Inc.
125,000	6.300%, 09/15/2016	137,287
200,000	6.000%, 01/30/2017	216,637
	Health Care REIT, Inc.
475,000	3.625%, 03/15/2016	467,925
555,000	5.250%, 01/15/2022	544,781
250,000	Kilroy Realty Corp. 5.000%, 11/03/2015	257,325
	Simon Property Group LP
315,000	5.750%, 12/01/2015	352,723
925,000	2.800%, 01/30/2017	945,939
250,000	4.125%, 12/01/2021	261,950

		4,942,755

	Retail - 0.05%
225,000	Macys Retail Holdings, Inc. 7.450%, 07/15/2017	263,011

	Road & Rail - 0.12%
400,000	Burlington Northern Santa Fe LLC 7.950%, 08/15/2030	572,116

	Semiconductors & Semiconductor Equipment - 0.51%
755,000	Analog Devices, Inc. 3.000%, 04/15/2016	796,529
685,000	Applied Materials, Inc. 2.650%, 06/15/2016	701,998

	Intel Corp.
350,000	1.950%, 10/01/2016	360,214
580,000	3.300%, 10/01/2021	612,264

		2,471,005

	Thrifts & Mortgage Finance - 0.02%
85,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016	81,704

	Tobacco - 0.21%
	Altria Group, Inc.
500,000	9.700%, 11/10/2018	673,602
240,000	9.250%, 08/06/2019	322,729

		996,331

	Total Corporate Obligations (Cost $127,604,195)	131,665,317

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.17%
570,000	Colombia Republic 4.375%, 07/12/2021	615,600
156,000	United Mexican States 6.750%, 09/27/2034	203,970

	Total Foreign Government Debt Obligations (Cost $716,989)	819,570

	MORTGAGE BACKED SECURITIES - 32.45%
	Federal Home Loan Mortgage Corp.
1,000,000	Series 2590, 5.000%, 03/15/2018	1,087,142
800,000	Series K-703, 2.699%, 05/25/2018 (e)	826,236
14,556	Pool #E9-9763, 4.500%, 09/01/2018	15,723
14,477	Pool #E9-9764, 4.500%, 09/01/2018	15,637
276,249	Pool #D9-6291, 4.500%, 09/01/2023	298,676
705,702	Series 2329, 6.500%, 06/15/2031	777,217
391,717	Series 2338, 6.500%, 07/15/2031	450,221
598,005	Pool #78-0447, 2.500%, 04/01/2033 (e)	629,708
1,556,773	Pool #G0-8085, 5.000%, 10/01/2035	1,675,289
685	Pool #A4-3129, 5.500%, 02/01/2036	750
799,304	Pool #G0-4585, 5.500%, 02/01/2038	868,522
167,708	Pool #G0-4836, 5.500%, 04/01/2038	182,231
932,094	Pool #G0-5671, 5.500%, 08/01/2038	1,013,831
829,479	Pool #C0-3404, 4.500%, 09/01/2039	897,856
4,777,042	Pool #A8-9148, 4.000%, 10/01/2039	5,019,000
597,441	Pool #G0-6781, 4.000%, 10/01/2041	629,848
398,582	Pool #Q0-4003, 4.000%, 10/01/2041	420,202
	Federal National Mortgage Association
496,228	Pool #467626, 3.740%, 05/01/2018	535,798
4,406	Pool #685505, 5.000%, 05/01/2018	4,805
4,744	Pool #705709, 5.000%, 05/01/2018	5,153
1,700,000	Pool #958815, 4.506%, 06/01/2019	1,890,585
2,076,812	Pool #FN0001, 3.762%, 12/01/2020	2,243,750
1,690,648	Pool #AD3775, 4.500%, 03/01/2025	1,820,834
818,305	Pool #AD5693, 4.500%, 05/01/2025	872,878
8,000,000	Pool #TBA, 3.000%, 01/15/2026 (g)	8,263,750
3,461,579	Pool #AH6301, 4.000%, 05/01/2026	3,657,278
457,927	Pool #544859, 2.954%, 08/01/2029 (e)	478,012
486,837	Pool #786848, 7.000%, 10/01/2031	567,019
33,219	Pool #727181, 5.000%, 08/01/2033	36,227
10,895	Pool #730727, 5.000%, 08/01/2033	11,893
2,862	Pool #741862, 5.500%, 09/01/2033	3,143
3,647	Pool #766197, 5.500%, 02/01/2034	4,006
617	Pool #776974, 5.500%, 04/01/2034	683
366,684	Pool #888504, 2.323%, 04/01/2034 (e)	383,833

253,526	Series 2004-71, 0.000%, 04/25/2034 (Acquired 04/07/2006, Cost $39,505) (d)(i)(k)	821
21,930	Pool #775776, 5.500%, 05/01/2034	24,086
519,746	Pool #725705, 5.000%, 08/01/2034	563,649
902,083	Pool #782284, 6.000%, 09/01/2034	1,005,714
729,503	Pool #791563, 6.000%, 09/01/2034	810,800
15,238	Pool #794371, 6.000%, 09/01/2034	16,975
386,359	Pool #802783, 2.362%, 10/01/2034 (e)	407,111
640,969	Pool #802493, 6.000%, 11/01/2034	714,737
35,761	Pool #781629, 5.500%, 12/01/2034	39,277
1,061	Pool #806098, 6.000%, 12/01/2034	1,179
3,472,810	Pool #735224, 5.500%, 02/01/2035	3,796,881
1,156,560	Pool #808057, 6.000%, 02/01/2035	1,289,093
437,993	Pool #735504, 6.000%, 04/01/2035	488,310
29,829	Pool #822815, 5.500%, 04/01/2035	32,762
28,551	Pool #357850, 5.500%, 07/01/2035	31,358
3,903,420	Pool #735676, 5.000%, 07/01/2035	4,221,931
31,554	Pool #820242, 5.000%, 07/01/2035	34,411
2,500,365	Pool #820345, 5.000%, 09/01/2035	2,703,608
4,990	Pool #838452, 5.500%, 09/01/2035	5,492
52,231	Pool #745000, 6.000%, 10/01/2035	57,890
1,612,993	Pool #844158, 5.000%, 11/01/2035	1,744,105
668,384	Pool #745755, 5.000%, 12/01/2035	722,923
68,103	Pool #848939, 6.500%, 01/01/2036	76,842
25,509	Pool #851639, 6.500%, 01/01/2036	28,655
302,026	Pool #888022, 5.000%, 02/01/2036	326,577
31,196	Pool #865854, 6.000%, 03/01/2036	34,614
47,636	Pool #891474, 6.000%, 04/01/2036	52,855
262,205	Pool #897776, 6.500%, 09/01/2036	294,539
473,336	Pool #893681, 6.000%, 10/01/2036	525,198
1,101,679	Pool #893923, 6.000%, 10/01/2036	1,222,386
1,165,306	Pool #894005, 6.000%, 10/01/2036	1,292,984
71,314	Pool #902468, 6.000%, 11/01/2036	78,682
211,379	Pool #897505, 6.500%, 12/01/2036	237,446
60,697	Pool #906000, 6.000%, 01/01/2037	66,968
519	Pool #928062, 5.500%, 02/01/2037	570
778	Pool #899119, 5.500%, 04/01/2037	854
882	Pool #938488, 5.500%, 05/01/2037	969
1,235	Pool #970131, 5.500%, 03/01/2038	1,356
30,061	Pool #889579, 6.000%, 05/01/2038	33,252
982	Pool #981313, 5.500%, 06/01/2038	1,078
61,357	Pool #889697, 6.000%, 07/01/2038	67,619
1,292	Pool #985108, 5.500%, 07/01/2038	1,419
544	Pool #964930, 5.500%, 08/01/2038	597
785	Pool #987032, 5.500%, 08/01/2038	862
676	Pool #968371, 5.500%, 09/01/2038	740
376,349	Pool #AD0095, 6.000%, 11/01/2038	414,879
489	Pool #993050, 5.500%, 12/01/2038	537
278	Pool #MC0018, 5.500%, 12/01/2038	304
1,000,000	Pool #TBA, 6.500%, 01/13/2039 (g)	1,112,813
63,102	Pool #931480, 5.000%, 07/01/2039	68,212
21,494	Pool #AA9133, 4.500%, 08/01/2039	23,314
115,788	Pool #AC1246, 4.500%, 08/01/2039	125,881
257,199	Pool #AC1579, 4.500%, 08/01/2039	279,618
42,142	Pool #AC2861, 4.500%, 08/01/2039	45,710
36,518	Pool #934943, 4.500%, 09/01/2039	39,701
174,733	Pool #AC3246, 4.500%, 09/01/2039	189,964
171,565	Pool #AC3310, 4.500%, 10/01/2039	186,520

19,741	Pool #AC5107, 4.500%, 10/01/2039	21,462
86,519	Pool #AC6121, 4.500%, 11/01/2039	93,845
28,979	Pool #AC8372, 4.500%, 12/01/2039	31,433
23,021	Pool #AC8832, 4.500%, 12/01/2039	25,028
243,951	Pool #AD0585, 4.500%, 12/01/2039	265,215
779,931	Pool #AD0586, 4.500%, 12/01/2039	845,966
24,259	Pool #AC3946, 4.500%, 01/01/2040	26,373
23,947	Pool #AD1922, 4.500%, 01/01/2040	26,034
947,091	Pool #AD5574, 5.000%, 04/01/2040	1,024,371
3,653,893	Pool #AD5661, 5.000%, 05/01/2040	3,973,163
3,858,917	Pool #AD6949, 5.500%, 06/01/2040	4,205,752
4,410,722	Pool #AB1231, 5.000%, 07/01/2040	4,796,163
5,230,900	Pool #AD6943, 5.000%, 07/01/2040	5,687,517
1,656,865	Pool #AH1089, 4.000%, 11/01/2040	1,742,597
1,919,035	Pool #AA4757, 4.000%, 12/01/2040	2,018,333
1,772,441	Pool #AE0698, 4.500%, 12/01/2040	1,888,168
379,704	Pool #AE8893, 4.000%, 12/01/2040	399,352
288,026	Pool #AE2460, 4.000%, 01/01/2041	303,019
144,194	Pool #AE7893, 4.000%, 01/01/2041	151,655
335,946	Pool #AH2999, 4.000%, 01/01/2041	353,329
2,534,830	Pool #AH3373, 5.000%, 01/01/2041	2,756,496
381,388	Pool #AH4763, 4.000%, 01/01/2041	401,122
8,000,000	Pool #TBA, 3.500%, 01/15/2041 (g)	8,230,000
3,000,000	Pool #TBA, 4.000%, 01/15/2041(g)	3,152,345
527,507	Pool #AB2265, 4.000%, 02/01/2041	559,830
296,386	Pool #AE8740, 4.000%, 02/01/2041	311,815
241,186	Pool #AH3811, 4.000%, 02/01/2041	253,666
269,676	Pool #AH5653, 4.000%, 02/01/2041	285,756
110,497	Pool #AH5783, 4.000%, 02/01/2041	116,249
588,881	Pool #AL0934, 5.000%, 02/01/2041	636,933
5,221,346	Pool #AH8854, 4.500%, 04/01/2041	5,585,005
1,889,411	Pool #AL0161, 4.000%, 04/01/2041	1,987,176
240,041	Pool #AL0214, 5.000%, 04/01/2041	259,478
377,031	Pool #AL0215, 4.500%, 04/01/2041	401,649
3,592,818	Pool #AL0247, 4.000%, 04/01/2041	3,812,969
249,739	Pool #AI1022, 4.000%, 05/01/2041	262,661
1,552,608	Pool #AI1856, 4.500%, 05/01/2041	1,667,082
507,205	Pool #AL0187, 5.000%, 05/01/2041	548,275
3,620,885	Pool #AL0208, 4.500%, 05/01/2041	3,857,301
73,530	Pool #AL0456, 5.000%, 06/01/2041	79,483
338,302	Pool #AI5602, 4.500%, 07/01/2041	360,390
3,504,717	Pool #AB3395, 4.500%, 08/01/2041	3,733,548
272,517	Pool #AI7919, 4.000%, 08/01/2041	286,703
319,080	Pool #AI8154, 4.000%, 08/01/2041	335,690
221,797	Pool #AI8842, 4.500%, 08/01/2041	236,278
988,114	Pool #AJ1975, 4.000%, 10/01/2041	1,039,552
55,719	Pool #AJ3146, 4.500%, 10/01/2041	59,357
995,474	Pool #AJ3725, 4.000%, 10/01/2041	1,047,295
240,032	Pool #AJ4060, 4.500%, 10/01/2041	255,704
40,293	Pool #AJ4134, 4.500%, 10/01/2041	42,924
3,403,526	Pool #AL0933, 5.000%, 10/01/2041	3,686,564
1,974,754	Pool #AB3876, 4.000%, 11/01/2041	2,077,553
798,700	Pool #AJ5301, 4.000%, 11/01/2041	843,397
	Government National Mortgage Association
279,792	Pool #752842X, 3.950%, 07/15/2025	306,505
48,821	Pool #614436X, 5.000%, 08/15/2033	54,398
787,845	Pool #618907X, 5.000%, 09/15/2033	877,856
114,731	Pool #605098X, 5.000%, 03/15/2034	127,803
90,626	Pool #520279X, 5.000%, 11/15/2034	100,980

1,571,822	Pool #644812X, 6.000%, 05/15/2035	1,794,481
1,836,345	Pool #688021X, 6.000%, 10/15/2038	2,081,554
255,421	Pool #736686X, 5.000%, 02/15/2039	283,246
2,177,572	Pool #782858X, 6.000%, 03/15/2039	2,468,856
521,605	Pool #720103X, 4.500%, 06/15/2039	574,043
1,940,703	Pool #723248, 5.000%, 10/15/2039	2,164,854
713,208	Pool #726382, 5.000%, 10/15/2039	795,583
593,415	Pool #782916X, 5.500%, 02/15/2040	666,665
2,124,642	Pool #752631C, 4.500%, 10/20/2040	2,333,388
3,000,000	Pool #TBA, 4.000%, 01/15/2041 (g)	3,218,906

	Total Mortgage Backed Securities (Cost $150,635,066)	156,033,503

	MUNICIPAL DEBT OBLIGATIONS - 0.52%
	California, GO,
230,000	7.500%, 04/01/2034	276,196
175,000	7.950%, 03/01/2036	198,061
315,000	Illinois, GO, 7.350%, 07/01/2035	347,798
	South Carolina Student Loan Corp., Series A-1, Revenue Bond,
737,008	Series 2005-A, 0.627%, 12/03/2018 (e)	726,468
1,000,000	0.617%, 12/02/2019(e)	953,650

	Total Municipal Debt Obligations (Cost $2,402,660)	2,502,173

Number of Shares

	PREFERRED STOCKS - 0.10%
	Diversified Financial Services - 0.10%
14,200	Citigroup Capital XII	357,272
44,650	Federal Home Loan Mortgage Corp. (a)(e)	59,385
33,650	Federal National Mortgage Association (a)(b)(e)	47,243

	Total Preferred Stocks (Cost $2,349,217)	463,900

Principal Amount

	SUPRANATIONAL OBLIGATIONS - 1.02%
	Banks - 1.02%
4,000,000	Inter-American Development Bank 0.500%, 05/29/2014	3,889,336
900,000	North American Development Bank 4.375%, 02/11/2020	1,012,693

		4,902,029

	Total Supranational Obligations (Cost $4,509,338)	4,902,029

	US GOVERNMENT AGENCY ISSUE - 2.85%
	Federal Home Loan Banks
2,700,000	0.210%, 01/04/2013	2,698,979
1,200,000	5.625%, 06/11/2021	1,531,437
	Federal Home Loan Mortgage Corp.
300,000	0.500%, 10/15/2013	299,683
2,800,000	0.625%, 12/29/2014	2,800,017
	Federal National Mortgage Association
200,000	4.125%, 04/15/2014	216,530
1,700,000	0.625%, 10/30/2014	1,698,094
2,568,738	New Valley Generation Series 2000-1, 7.299%, 03/15/2019	3,104,962
1,200,000	Tennessee Valley Authority 4.375%, 06/15/2015	1,347,886

	Total US Government Agency Issue (Cost $13,034,504)	13,697,588

	U.S. TREASURY OBLIGATIONS - 28.51%
	U.S. Treasury Bonds - 4.42%
100,000	4.500%, 05/15/2038	131,797
700,000	4.375%, 11/15/2039	908,907
2,200,000	4.375%, 05/15/2040	2,858,282
9,740,000	4.250%, 11/15/2040	12,423,068
2,105,000	4.750%, 02/15/2041	2,901,281
910,000	4.375%, 05/15/2041	1,185,844
800,000	3.125%, 11/15/2041	838,250
	U.S. Treasury Notes - 24.09%
800,000	0.875%, 02/29/2012	801,188
1,200,000	1.000%, 03/31/2012	1,202,953
755,574	3.000%, 07/15/2012 (h)	772,279
2,800,000	0.625%, 02/28/2013 (l)	2,814,986
1,900,000	0.625%, 04/30/2013	1,911,356
1,900,000	0.500%, 05/31/2013	1,908,312
1,700,000	0.375%, 06/30/2013	1,704,316
123,280	1.875%, 07/15/2013 (h)	128,991
4,300,000	0.375%, 07/31/2013	4,310,918
7,900,000	0.250%, 10/31/2013	7,902,473
4,100,000	0.250%, 11/30/2013	4,101,123
2,400,000	1.250%, 02/15/2014	2,449,687
3,700,000	0.625%, 07/15/2014	3,729,197
6,900,000	0.375%, 11/15/2014	6,905,389
1,300,000	0.250%, 12/15/2014	1,295,937
25,895,000	2.000%, 01/31/2016	27,323,265
4,745,000	2.000%, 04/30/2016	5,011,166
9,600,000	0.875%, 11/30/2016	9,630,749
1,700,000	1.375%, 12/31/2018	1,703,453
11,695,000	3.625%, 02/15/2021	13,579,906
12,075,000	3.125%, 05/15/2021	13,484,382
1,900,000	2.125%, 08/15/2021	1,948,984
1,200,000	2.000%, 11/15/2021	1,213,876

	Total U.S. Treasury Obligations (Cost $130,602,036)	137,082,315

Number of Shares

	WARRANTS - 0.00%
	Warrant - 0.00%
272	Semgroup Corp. Expiration: November, 2014, Exercise Price: $1.00 (Acquired 12/07/2009, Cost $0)(a)(d)	1,523

	Total Warrants (Cost $0)	1,523

	SHORT TERM INVESTMENTS - 6.21%
	Money Market Funds - 2.03%
9,764,354	Federated Prime Obligations Fund Effective Yield, 0.20%	9,764,354

Principal Amount

	Repurchase Agreements- 4.18%
20,100,000	Merrill Lynch Repurchase Agreement 0.090%, 10/03/2011 (Collateralized by various U.S. Government Agency Issues, value $20,304,879, 3.350% to 5.800%, 11/17/2017 to 10/23/2026)	20,100,000

	Total Short Term Investments (Cost $29,864,354)	29,864,354

Number of Shares

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.08%
	Money Market Funds - 0.08%
399,142	First American Government Obligations Fund Effective Yield, 0.00%	399,142
4,931	Reserve Primary Fund (j)	191

	Total Money Market Funds (Cost $403,397)	399,333

Principal Amount

	Cash - 0.00%
$10,401	Cash	10,401

	Total Cash (Cost $10,401)	10,401

	Total Investments Purchased as Securities Lending Collateral (Cost $413,798)	409,734

	Total Investments (Cost $492,060,833) - 105.07%	505,166,312
	Liabilities in Excess of Other Assets - (5.07)%	-24,384,585

	TOTAL NET ASSETS - 100.00%	$480,781,727

Percentages are stated as a percent of net assets.

(a)	Non-Income producing.
(b)	All or a portion of this security is on loan.
(c)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $4,704,258, which represents 0.98% of total net assets.

(d)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of thses securities total $3,392,256, which represents 0.71% of total net assets.

(e)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2011.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Security purchased on a when-issued basis. On December 31, 2011, the total value of investments purchased on a when-issued basis was $23,977,814 or 4.99% of total net assets.
(h)	Represents a U.S. Treasury Inflation protected Security.
(i)

Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. The interest rate disclosed represents yield upon the estimated timing and amount of future cash flows on December 31, 2011. The aggregate value of these securities was $821, which represents 0.00% of total net assets.

(j)	As of December 31, 2011, the Fund has fair valued this security and deemed it illiquid. The value of this security was $191, which represents 0.00% of total net assets.
(k)	Zero coupon bond.
(l)	Partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$492,060,833

Gross unrealized appreciation	19,552,355
Gross unrealized depreciation	(6,446,876)

Net unrealized depreciation	$13,105,479

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Forward Sale Commitments (Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value

Federal Home Loan Mortgage Corp., Pool #TBA, 5.500%, 01/15/2041	$1,000,000	1/12/2012	$1,074,063	$1,085,157
Federal National Mortgage Association, Pool #TBA, 4.500%, 01/15/2041	2,000,000	1/12/2012	2,122,500	2,128,750
Federal National Mortgage Association, Pool #TBA, 5.000%, 01/15/2041	5,000,000	1/12/2012	5,389,063	5,402,345
Federal National Mortgage Association, Pool #TBA, 5.000%, 02/15/2040	3,000,000	2/13/2012	3,220,313	3,234,845

	$11,000,000		$11,805,939	$11,851,097

Schedule of Open Futures Contracts (Unaudited)

Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation

U.S. Treasury 5 Year Note Futures	41	5,053,570	Apr-12	10,217
U.S. Treasury 10 Year Note Futures	23	3,015,875	Apr-12	16,297
U.S. Treasury Long Bond Futures	18	2,606,625	Apr-12	4,658
U.S. Treasury Ultra Bond Futures	22	3,524,125	Apr-12	69,417

				100,589

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, including investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$-	$9,124,320	$-	$9,124,320
Collateralized Mortgage Obligations	-	18,599,986	-	18,599,986
Corporate Obligations	-	131,665,317	-	131,665,317
Foreign Government Debt Obligations	-	819,570	-	819,570
Mortgage Backed Securities	-	156,033,503	-	156,033,503
Municipal Debt Obligations	-	2,502,173	-	2,502,173
Supranational Obligations	-	4,902,029	-	4,902,029
U.S. Government Agency Issues	-	13,697,588	-	13,697,588
U.S. Treasury Obligations	-	137,082,315	-	137,082,315

Total Fixed Income	-	474,426,801	-	474,426,801
Preferred Stock	463,900	-	-	463,900
Warrants	1,523	-	-	1,523
Short Term Investments	9,764,354	20,100,000	-	29,864,354
Investments Purchased as Securities Lending Collateral	409,543	-	191	409,734

Total Investments in Securities	$10,639,320	$494,526,801	$191	$505,166,312

Other Financial Instruments*
Forward Sale Commitments	$-	$11,851,097	$-	$11,851,097
Futures	100,589	-	-	100,589

Total	$100,589	$11,851,097	$-	$11,951,686

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and futures. Forward currency contracts are reflected at value. Futures are reflected at the unrealized appreciation on the instrument.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$88
Accrued discounts, net	-
Realized loss	-
Change in unrealized appreciation	103
Net sales	-
Transfers out of Level 3	-

Balance as of December 31, 2011	$191

Change in unrealized appreciation during the period for Level 3 investments held at December 31, 2011.	$103

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Levels 1 or 2.

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period, the Fund used money market and fixed income derivatives including futures, forwards, and options for both hedging and investment purposes, primarily duration management and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on 90-day Eurodollars: short, medium, and long-term U.S. debt, medium and long-term German debt, long-term Australian debt, and long-term debt of the United Kingdom. Forward contracts were also used during the period, both on foreign currencies as well as on forward purchase commitments, such as TBAs, of fixed income instruments. Option positions previously established in a prior period were present in the Fund during the period, but no new option contracts were entered into during the period.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives such as forwards involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2011

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value

Interest Rate Contracts - Futures*	Variation margin on futures contracts	$100,589	Variation margin on futures contracts	$0

Total		$100,589		$0

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the year ended December 31, 2011 were as follows:

Long Positions	GuideMarkSM Core Fixed Income Fund

Futures	$38,252,467
Forwards	$192,953

Short Positions	GuideMarkSM Core Fixed Income Fund

Futures	($1,611,447)
Forwards	($173,710)

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

GuideMarkSM Tax-Exempt Fixed Income Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS - 97.14%
	Alabama - 0.60%
500,000	Mobile Industrial Development Board Pollution Control, Revenue Bond, 4.875%, 06/01/2034 (a)	$524,205

	Arizona - 2.91%
750,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, 5.000%, 07/01/2020	860,527
500,000	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured, 5.250%, 10/01/2015	512,735
1,000,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	1,166,690

		2,539,952

	Arkansas - 0.60%
500,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	521,535

	California - 9.29%
445,000	California Economic Recovery, Series A, Refunding, GO, 5.250%, 07/01/2021	539,950
400,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond, 6.400%, 08/15/2045	403,652
500,000	California Statewide Communities Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	496,090
400,000	California Statewide Communities Development Authority, Series A, Revenue Bond, ACA Insured, 5.625%, 08/01/2034	412,216
1,000,000	California, GO, 6.500%, 04/01/2033	1,199,510
1,000,000	Gilroy Unified School District, GO, Assured Guaranty Insured, 6.000%, 08/01/2025	1,195,850
	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond,
175,000	5.125%, 06/01/2047	114,294
325,000	5.750%, 06/01/2047	235,778
700,000	Golden State Tobacco Securitization, Series A, Revenue Bond, 5.000%, 06/01/2017	700,665
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,105,140
580,000	Los Angeles Unified School District, Series F, GO, FGIC Insured, 5.000%, 07/01/2021	620,466

500,000	San Francisco Steinhart Aquarium, Series F, GO, 5.000%, 06/15/2023	520,580
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	574,725

		8,118,916

	Colorado - 0.85%
700,000	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	739,151

	Connecticut - 1.87%
	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
1,000,000	5.000%, 07/01/2025	1,167,790
450,000	4.000%, 07/01/2049 (a)	467,937

		1,635,727

	Delaware - 0.47%
500,000	New Castle County, Revenue Bond, 5.000%, 09/01/2036	413,720

	Florida - 1.33%
315,000	Beacon Lakes Community Development, Series A, Special Assessment, 6.000%, 05/01/2038	287,860
300,000	Brevard County Health Facilities Authority, Revenue Bond, 7.000%, 04/01/2039	336,423
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	540,065

		1,164,348

	Georgia - 2.93%
1,000,000	Atlanta Water & Wastewater, Revenue Bond, 6.250%, 11/01/2039	1,140,410
1,000,000	Fulton County School District, Refunding, GO, 5.250%, 01/01/2014	1,093,050
325,000	Marietta Development Authority, Revenue Bond, 7.000%, 06/15/2039	325,481

		2,558,941

	Hawaii - 0.65%
500,000	Hawaii, Series DJ, GO, 5.000%, 04/01/2024	571,030

	Idaho - 1.30%
1,000,000	Boise-Kuna District, Revenue Bond, 7.375%, 06/01/2034	1,139,900

	Illinois - 5.27%
750,000	Chicago Board of Education, Series B, Refunding, GO, 5.000%, 12/01/2023	812,857

450,000	Illinois Financial Authority, Revenue Bond, 7.000%, 08/15/2044	474,048
400,000	Markham, Series A, GO, 6.000%, 02/01/2025	425,008
525,000	Markham, Series C, GO, 4.750%, 02/01/2017	528,003
400,000	Northlake, GO, FGIC Insured, 5.000%, 12/01/2029	423,120
	Railsplitter Tobacco Settlement Authority, Revenue Bond,
750,000	5.000%, 06/01/2018	837,270
500,000	6.250%, 06/01/2024	547,120
500,000	University of Illinois, Series C, Revenue Bond, 5.000%, 04/01/2026	556,180

		4,603,606

	Indiana - 3.24%
500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond, 5.250%, 07/15/2034	538,280
1,000,000	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2021	1,241,950
400,000	Sheridan Community School’s Building Corporation, Revenue Bond, FSA Insured, 5.500%, 07/15/2020	476,636
500,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured, 5.250%, 07/15/2021	579,400

		2,836,266

	Iowa - 1.81%
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured, 5.000%, 07/01/2014	650,346
750,000	Iowa Finance Authority, Revenue Bond, 5.000%, 08/01/2018	933,345

		1,583,691

	Kansas - 0.54%
745,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 0.000%, 06/01/2021 (b)	473,380

	Kentucky - 1.17%
1,000,000	Pikeville Hospital, Revenue Bond, 3.000%, 09/01/2013	1,023,430

	Louisiana - 1.81%
800,000	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	941,480
500,000	Louisiana Public Facilities Authority, Revenue Bond, 5.500%, 05/15/2032	640,230

		1,581,710

	Maryland - 2.14%
325,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	327,821
600,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	731,544
400,000	Maryland Economic Development Corporation, Series A, Revenue Bond, 5.750%, 06/01/2035	403,156
400,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	411,396

		1,873,917

	Massachusetts - 5.13%
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	445,411
400,000	Massachusetts Development Finance Agency, Series B, Revenue Bond, 5.000%, 10/15/2040	449,812
1,000,000	Massachusetts Health & Educational Facilities Authority, Revenue Bond, 5.500%, 07/01/2032	1,338,270
	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
700,000	5.000%, 12/15/2029	807,387
785,000	5.500%, 11/15/2036	900,607
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	546,270

		4,487,757

	Michigan - 0.99%
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured, 5.000%, 05/01/2017	861,176

	Minnesota - 3.37%
700,000	Minneapolis & St. Paul Housing and Redevolpment Authority Health Care, Revenue Bond, 4.000%, 08/15/2015	753,347
500,000	Minnesota, Series B, GO, 5.000%, 08/01/2021	622,520
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (a)	643,602
410,000	St. Paul Housing & Redevelopment Authority, Refunding, Revenue Bond, 5.700%, 11/01/2015	410,677
500,000	Tobacco Securitization Authority, Series B, Revenue Bond, 5.250%, 03/01/2031	512,630

		2,942,776

	Missouri - 5.50%
810,000	Hannibal Industrial Development Authority, Hannibal Regional Hospital, Refunding, Revenue Bond, 5.250%, 09/01/2018	843,453
700,000	Missouri Development Finance Board, Revenue Bond, 5.750%, 06/01/2034	728,616

1,000,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	1,104,730
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	1,124,480
400,000	Missouri State Health & Educational Facilities Authority, Series B, Refunding, Revenue Bond, 5.000%, 11/15/2030	461,192
500,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	545,020

		4,807,491

	Nebraska - 0.66%
500,000	Omaha Public Power Distributors, Series B, Revenue Bond, 5.000%, 02/01/2027	579,330

	New Jersey - 0.59%
500,000	New Jersey State Transportation Trust Fund Authority, Series B, Revenue Bond, 5.000%, 06/15/2042	518,270

	New York - 9.59%
325,000	Brooklyn Arena Local Development Corporation, Revenue Bond, 6.500%, 07/15/2030	349,346
855,000	Hudson Yards Infrastructure Corp., Series A, Revenue Bond 5.750%, 02/15/2047	924,819
345,000	Liberty Development Corp., Revenue Bond, 5.250%, 10/01/2035	356,392
1,000,000	Metropolitan Transportation Authority, Series F, Revenue Bond, 5.000%, 11/15/2014	1,110,130
	New York Dormitory Authority, Revenue Bond,
325,000	6.125%, 12/01/2029	330,918
400,000	5.000%, 10/01/2041	446,996
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	653,960
	New York St. Liberty Development Corp., Revenue Bond,
500,000	5.250%, 12/15/2043	546,560
500,000	5.750%, 11/15/2051	542,665
900,000	New York, GO, 5.375%, 04/01/2036	997,929
500,000	New York, Series E, GO, 4.000%, 12/15/2027	525,990
500,000	Sales Tax Asset Receivable Corp., Series A, Revenue Bond, 5.250%, 10/15/2019	562,030
500,000	Tobacco Settlement Financing, Revenue Bond, 5.250%, 06/01/2021	531,980
500,000	Troy Capital Resource Corp., Series A, Revenue Bond, 5.125%, 09/01/2040	508,530

		8,388,245

	North Carolina - 0.62%
500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	543,900

	Ohio - 3.76%
1,000,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	719,020
750,000	Lorain, Refunding, GO, 6.750%, 12/01/2023	866,490
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	553,885
1,000,000	Ohio, Series A, GO, 5.000%, 09/01/2015	1,145,930

		3,285,325

	Oregon - 0.53%
400,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (a)	463,172

	Pennsylvania - 9.56%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1,369,288
365,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	381,607
880,000	Blair County, Series A, Refunding, GO, 5.375%, 08/01/2015	980,276
500,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	567,025
500,000	Lackawanna County, Series B, Refunding, GO, 6.000%, 09/15/2032	537,850
1,000,000	Lycoming County College, Revenue Bond, 5.500%, 07/01/2026	1,110,800
400,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Health Care, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	429,460
325,000	Pennsylvania Economic Development Financing Authority, Allegheny Energy Supply, Revenue Bond, 7.000%, 07/15/2039	361,907
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	543,810
400,000	5.800%, 07/01/2030	409,412
1,000,000	Pennsylvania, Refunding, GO, 5.250%, 02/01/2014	1,096,920
500,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	572,775

		8,361,130

	Puerto Rico - 1.92%
375,000	Puerto Rico Commonwealth, Series A, Refunding, Revenue Bond, Assured Guaranty Insured, 5.000%, 07/01/2016	416,258
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO, 5.250%, 07/01/2032	741,712
500,000	Puerto Rico Sales Tax Financing Corp., Series C, Revenue Bond, 5.000%, 08/01/2040	523,215

		1,681,185

	South Dakota - 0.60%
500,000	South Dakota Housing Development Authority, Series A, Revenue Bond, 4.250%, 05/01/2015	525,705

	Texas - 8.01%
430,000	Central Texas Regional Mobility Authority, Revenue Bond, 6.000%, 01/01/2041	438,368
635,000	Clifton Texas Higher Education Finance Corporation, Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	659,651
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	457,423
500,000	Houston, GO, 5.250%, 03/01/2028	561,885
580,000	La Porte Independent School District, GO, 5.250%, 02/15/2024	646,340
200,000	Lower Colorado River Authority, Series B, Refunding, Revenue Bond, FSA Insured, 6.000%, 05/15/2013	200,704
700,000	North Texas Tollway Authority, Series A, Refunded, Revenue Bond, 6.000%, 01/01/2019	843,696
250,000	North Texas Tollway Authority, Series A, Revenue Bond, 5.000%, 09/01/2020	300,305
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038 (a)	872,264
400,000	Texas Private Activity Surface Transportation Corp., LBJ Infrastructure, Revenue Bond, 7.500%, 06/30/2033	452,508
445,000	Texas Private Activity Surface Transportation Corp., Revenue Bond, 7.500%, 12/31/2031	504,372
500,000	Texas Transportation Commission, Revenue Bond, 5.000%, 04/01/2018	595,625
400,000	Texas, Series A, GO, 5.000%, 04/01/2022	466,980

		7,000,121

	Utah - 1.30%
1,000,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	1,136,740

	Virgin Islands - 0.89%
750,000	Virgin Islands Public Finance Authority, Refunding, Revenue Bond, 5.000%, 10/01/2025	778,448

	Virginia - 2.00%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,229,700
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	515,552

		1,745,252

	Washington - 0.63%
500,000	King County Hospital, Refunding, GO, MBIA Insured, 5.000%, 12/01/2021	554,190

	Wisconsin - 2.71%
195,000	Badger Tobacco Asset Securitization, Revenue Bond, 6.125%, 06/01/2027	199,657
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured, 5.500%, 12/15/2026	582,070
400,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond, 5.000%, 02/15/2018	425,452
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1,159,490

		2,366,669

	Total Municipal Debt Obligations (Cost $78,686,698)	84,930,307

Number of Shares

	SHORT TERM INVESTMENTS - 2.89%
	Money Market Funds - 2.89%
2,527,986	Fidelity Tax Exempt Portfolio Effective Yield, 0.01% (a)	2,527,986

	Total Short Term Investments (Cost $2,527,986)	2,527,986

	Total Investments (Cost $81,214,684) - 100.03%	87,458,293
	Liabilities in Excess of Other Assets - (0.03)%	(27,205)

	TOTAL NET ASSETS - 100.00%	$87,431,088

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2011.
(b)	Zero coupon bond.

Glossary of Terms

ACA	American Capital Access
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$81,214,684

Gross unrealized appreciation	6,359,666
Gross unrealized depreciation	(116,057)

Net unrealized appreciation	$6,243,609

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

GuideMarkSM Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$84,930,307	$-	$84,930,307

Short Term Investments	2,527,986	-	-	2,527,986

Total Investments in Securities	$2,527,986	$84,930,307	$-	$87,458,293

There were no significant transfers in or out of Levels 1 and 2 during the period ended December 31, 2011.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	02/27/12

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	02/27/12

By (Signature and Title)	/s/ Starr E. Frohlich

Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	02/27/12